Nationwide(R) VLI
Separate Account-2
June 30, 2000

The BEST of AMERICA(R)
Life Planning Series(R)

                                      2000
                                  SEMI-ANNUAL
                                     REPORT

                                                       [NATIONWIDE LOGO]
                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio






VLOB-12-Z (06/00)

                              [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VLI Separate Account-2.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.



                         /s/ Joseph J. Gasper
                           Joseph J. Gasper, President

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY
This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 35. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 25, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         772,870 shares (cost $5,954,654). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  5,842,900

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,625,664 shares (cost $22,739,979) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27,620,026

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         579,396 shares (cost $4,567,180). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,443,966

      American Century VP - American Century VP International (ACVPInt)
         2,229,995 shares (cost $25,018,892) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   25,778,737

      American Century VP - American Century VP Value (ACVPValue)
         530,088 shares (cost $3,016,268). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,873,079

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         547,532 shares (cost $19,450,662) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21,934,132

      Dreyfus Stock Index Fund (DryStkIx)
         2,907,374 shares (cost $93,091,624) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  110,538,348

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         192,325 shares (cost $7,366,945). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,881,498

      Dreyfus VIF - European Equity Portfolio (DryEuroEq)
         1,552 shares (cost $24,369) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       24,645

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         124,819 shares (cost $2,944,416). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,142,942

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         3,328,466 shares (cost $79,142,024) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   76,255,166

      Fidelity VIP - Growth Portfolio (FidVGr)
         3,657,332 shares (cost $165,145,738). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  188,498,913

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         2,362,226 shares (cost $25,566,502) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23,716,753

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         1,253,684 shares (cost $28,183,418) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   29,411,418

      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         1,915,915 shares (cost $30,931,321) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31,689,231

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         2,759,818 shares (cost $66,101,392) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   69,243,828

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         338,877 shares (cost $7,315,796). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,984,264

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         39,044 shares (cost $1,224,141). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,226,778

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         130,618 shares (cost $1,254,349) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,282,666

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         18,833 shares (cost $728,615). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       741,077

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         127,752 shares (cost $906,764) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       940,255

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,470,801 shares (cost $37,660,561). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38,034,922

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,029,613 shares (cost $11,390,277). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11,212,490

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         11,568 shares (cost $156,668). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       153,742

      Nationwide SAT - Money Market Fund (NSATMMkt)
         51,764,147 shares (cost $51,764,147) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51,764,147

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         14,653 shares (cost $137,055). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       136,126

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         8,495 shares (cost $165,133) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       175,922

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         641,588 shares (cost $6,714,777) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6,922,737

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,354,482 shares (cost $31,785,651). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32,236,673

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         20,870 shares (cost $445,337). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       448,079

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         5,122,199 shares (cost $84,488,491). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    99,319,437

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         1,110,178 shares (cost $40,571,514). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44,007,453

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         130,038 shares (cost $2,048,265) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,124,820

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         322,726 shares (cost $4,294,028) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,063,124

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,719,304 shares (cost $30,876,808). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27,457,281

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         12,666 shares (cost $1,222,111). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,224,047

      Oppenheimer Bond Fund/VA (OppBdVA)
         1,024,126 shares (cost $12,281,282). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11,070,802

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         357,665 shares (cost $17,607,125). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18,290,985

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         1,317,567 shares (cost $32,761,976). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42,096,274

                                                                     (continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         7,813 shares (cost $181,625) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         182,433

      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         958,680 shares (cost $15,840,232). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,904,499

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,657,570 shares (cost $34,829,865). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      44,837,265

      Strong VIF - Strong Discovery Fund II (StDisc2)
         590,606 shares (cost $7,010,132) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,512,509

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         435,048 shares (cost $6,677,866) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,273,387

      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         245,823 shares (cost $2,485,600) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,497,559

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         603,819 shares (cost $8,688,473) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,541,699

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         380,254 shares (cost $4,342,117) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,281,658

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         443,018 shares (cost $5,785,613) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,963,027

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
         156,543 shares (cost $3,316,474) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,165,307

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         754,234 shares (cost $10,514,943). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,494,529

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         1,119,411 shares (cost $32,453,963). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,033,807
                                                                                                                -----------
            Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,170,497,362
   Accounts receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          98,388
                                                                                                                -----------
            Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,170,595,750
ACCOUNTS PAYABLE                                                                                                    -
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,170,595,750
                                                                                                                -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                              Total                                      ACVPBal
                                            ------------------------------------------      ----------------------------------
                                                2000          1999            1998            2000        1999         1998
                                                ----          ----            ----            ----        ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................. $   10,647,691     11,048,944      8,712,917        142,767     104,861      73,602
  Mortality and expense charges
     (note 3) ..........................     (4,466,530)    (4,004,752)    (3,308,897)       (21,765)    (23,627)    (17,983)
                                           ------------   ------------   ------------       --------    --------    --------
     Net investment activity ...........      6,181,161      7,044,192      5,404,020        121,002      81,234      55,619
                                           ------------   ------------   ------------       --------    --------    --------
  Proceeds from mutual fund
     shares sold .......................    457,300,441    564,990,323    346,442,595        737,482     642,219     398,417
  Cost of mutual funds sold ............   (404,922,800)  (535,031,121)  (325,822,763)      (787,206)   (659,900)   (384,342)
                                           ------------   ------------   ------------       --------    --------    --------
     Realized gain (loss) on
       investments .....................     52,377,641     29,959,202     20,619,832        (49,724)    (17,681)     14,075
  Change in unrealized gain (loss)
     on investments ....................    (97,762,251)    23,373,352     11,837,526       (121,933)   (577,220)     38,521
                                           ------------   ------------   ------------       --------    --------    --------
     Net gain (loss) on investments ....    (45,384,610)    53,332,554     32,457,358       (171,657)   (594,901)     52,596
                                           ------------   ------------   ------------       --------    --------    --------
  Reinvested capital gains .............     56,110,445     29,803,192     38,188,195         89,905     723,543     456,397
                                           ------------   ------------   ------------       --------    --------    --------
       Net change in contract
         owners' equity resulting
         from operations ...............     16,906,996     90,179,938     76,049,573         39,250     209,876     564,612
                                           ------------   ------------   ------------       --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ..............     64,116,031     85,590,465    120,409,700        347,784     386,488     979,546
  Transfers between funds ..............           --             --             --         (432,389)      9,176        --
  Surrenders ...........................    (19,004,953)   (13,628,236)    (8,014,830)      (122,887)   (101,327)    (12,549)
  Death benefits (note 4) ..............     (1,300,743)      (726,947)      (672,575)        (1,032)     (3,696)    (12,669)
  Policy loans (net of repayments)
     (note 5) ..........................     (9,224,226)    (9,810,843)    (8,069,812)       (39,451)    (82,228)    (25,563)
  Deductions for surrender charges
     (note 2d) .........................     (1,920,356)    (2,572,613)      (986,904)       (12,417)    (19,128)     (1,546)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .........    (23,098,964)   (22,930,567)   (21,601,557)      (125,226)   (135,301)    (19,712)
  Asset charges (note 3):
     MSP contracts .....................       (306,850)       (71,395)          --           (2,619)       (422)       --
     LSFP contracts ....................       (186,577)       (32,376)          --             (661)       (191)       --
                                           ------------   ------------   ------------       --------    --------    --------
       Net equity transactions .........      9,073,362     35,817,488     81,064,022       (388,898)     53,371     907,507
                                           ------------   ------------   ------------       --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..     25,980,358    125,997,426    157,113,595       (349,648)    263,247   1,472,119
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................  1,144,615,392    894,156,479    658,587,322      6,192,631   5,562,859   3,711,460
                                         --------------  -------------   ------------      ---------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD... $1,170,595,750  1,020,153,905    815,700,917      5,842,983   5,826,106   5,183,579
                                         ==============  =============   ============      =========   =========   =========


                                                          ACVPCapAp
                                         ----------------------------------------
                                             2000          1999            1998
                                             ----          ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends .................       --             --            --
  Mortality and expense charges
     (note 3) ..........................   (102,710)       (50,709)      (55,863)
                                         ----------    -----------    ----------
     Net investment activity ...........   (102,710)       (50,709)      (55,863)
                                         ----------    -----------    ----------
  Proceeds from mutual fund
     shares sold .......................  9,712,823     12,700,484     4,530,068
  Cost of mutual funds sold ............ (6,263,802)   (13,388,359)   (4,963,656)
                                         ----------    -----------    ----------
     Realized gain (loss) on
       investments .....................  3,449,021       (687,875)     (433,588)
  Change in unrealized gain (loss)
     on investments ....................   (364,842)     2,545,305       (98,390)
                                         ----------    -----------    ----------
     Net gain (loss) on investments ....  3,084,179      1,857,430      (531,978)
                                         ----------    -----------    ----------
  Reinvested capital gains .............    750,781           --         626,544
                                         ----------    -----------    ----------
       Net change in contract
         owners' equity resulting
         from operations ...............  3,732,250      1,806,721        38,703
                                         ----------    -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ..............  1,116,299      1,028,156       100,295
  Transfers between funds ..............  4,411,322       (337,205)         --
  Surrenders ...........................   (352,202)      (256,633)     (152,685)
  Death benefits (note 4) ..............     (8,440)       (10,147)         (833)
  Policy loans (net of repayments)
     (note 5) ..........................   (189,036)      (107,920)     (125,436)
  Deductions for surrender charges
     (note 2d) .........................    (35,588)       (48,445)      (18,801)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .........   (456,572)      (331,886)     (195,713)
  Asset charges (note 3):
     MSP contracts .....................     (5,206)        (4,094)         --
     LSFP contracts ....................     (1,622)        (1,857)         --
                                         ----------    -----------    ----------
       Net equity transactions .........  4,478,955        (70,031)     (393,173)
                                         ----------    -----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..  8,211,205      1,736,690      (354,470)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................ 19,440,162     11,594,653    12,118,077
                                         ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.   27,651,367     13,331,343    11,763,607
                                         ==========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        ACVPIncGr                               ACVPInt
                                              ----------------------------      ------------------------------------
                                              2000        1999        1998          2000         1999          1998
                                              ----        ----        ----          ----         ----          ----

INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    25,931         655       --           31,996         --         48,574
  Mortality and expense charges
     (note 3) ........................       (16,144)    (13,534)      (288)      (101,820)     (62,999)     (46,064)
                                         -----------   ---------    -------     ----------   ----------   ----------
     Net investment activity .........         9,787     (12,879)      (288)       (69,824)     (62,999)       2,510
                                         -----------   ---------    -------     ----------   ----------   ----------
  Proceeds from mutual fund
     shares sold .....................     4,654,387     445,915    290,487     12,336,395   13,731,895   15,617,159
  Cost of mutual funds sold ..........    (4,369,751)   (412,859)  (290,790)    (8,094,634) (12,697,742) (14,405,140)
                                         -----------   ---------    -------     ----------   ----------   ----------
     Realized gain (loss) on
       investments ...................       284,636      33,056       (303)     4,241,761    1,034,153    1,212,019
  Change in unrealized gain (loss)
     on investments ..................      (502,325)    285,105      4,236     (6,567,737)      30,973      218,959
                                         -----------   ---------    -------     ----------   ----------   ----------
     Net gain (loss) on investments ..      (217,689)    318,161      3,933     (2,325,976)   1,065,126    1,430,978
                                         -----------   ---------    -------     ----------   ----------   ----------
  Reinvested capital gains ...........          --          --         --          478,387         --        498,648
                                         -----------   ---------    -------     ----------   ----------   ----------
       Net change in contract
         owners' equity resulting
         from operations .............      (207,902)    305,282      3,645     (1,917,413)   1,002,127    1,932,136
                                         -----------   ---------    -------     ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............       299,161     256,418    244,934        894,573      917,905    4,760,062
  Transfers between funds ............      (271,086)  2,404,105       --        2,928,133     (369,129)        --
  Surrenders .........................       (51,493)     (5,649)      --         (335,220)    (124,014)     (74,430)
  Death benefits (note 4) ............       (25,440)       --         --          (42,512)        --        (11,587)
  Policy loans (net of repayments)
     (note 5) ........................       (42,710)    (24,771)      --          (58,469)    (128,672)     (52,106)
  Deductions for surrender charges
     (note 2d) .......................        (5,203)     (1,066)      --          (33,872)     (23,410)      (9,165)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......       (70,582)    (43,405)      --         (393,356)    (283,654)     (97,701)
  Asset charges (note 3):
     MSP contracts ...................        (2,043)        (41)      --           (7,808)        (647)        --
     LSFP contracts ..................        (1,779)        (18)      --           (7,449)        (293)        --
                                         -----------   ---------    -------     ----------   ----------   ----------
       Net equity transactions .......      (171,175)  2,585,573    244,934      2,944,020      (11,914)   4,515,073
                                         -----------   ---------    -------     ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.      (379,077)  2,890,855    248,579      1,026,607      990,213    6,447,209
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     4,823,083   1,545,640       --       24,752,338   13,761,213    6,586,196
                                         -----------   ---------    -------     ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.   $ 4,444,006   4,436,495    248,579     25,778,945   14,751,426   13,033,405
                                         ===========   =========    =======     ==========   ==========   ==========

                                                         ACVPValue
                                         ------------------------------------
                                               2000        1999        1998
                                               ----        ----        ----

INVESTMENT ACTIVITY:
  Reinvested dividends ...............        34,989      26,285      14,238
  Mortality and expense charges
     (note 3) ........................       (10,656)    (12,751)     (9,936)
                                           ---------   ---------   ---------
     Net investment activity .........        24,333      13,534       4,302
                                           ---------   ---------   ---------
  Proceeds from mutual fund
     shares sold .....................    12,746,083   7,983,936   2,479,537
  Cost of mutual funds sold ..........   (12,957,521) (7,885,835) (2,351,215)
                                           ---------   ---------   ---------
     Realized gain (loss) on
       investments ...................      (211,438)     98,101     128,322
  Change in unrealized gain (loss)
     on investments ..................       100,772      (2,153)   (191,778)
                                           ---------   ---------   ---------
     Net gain (loss) on investments ..      (110,666)     95,948     (63,456)
                                           ---------   ---------   ---------
  Reinvested capital gains ...........        89,531     249,026     169,984
                                           ---------   ---------   ---------
       Net change in contract
         owners' equity resulting
         from operations .............         3,198     358,508     110,830
                                           ---------   ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............       231,983     267,319     860,516
  Transfers between funds ............      (231,223)    125,952        --
  Surrenders .........................        (5,346)    (28,880)    (43,636)
  Death benefits (note 4) ............          --        (2,056)       --
  Policy loans (net of repayments)
     (note 5) ........................        (9,685)      3,128     (20,713)
  Deductions for surrender charges
     (note 2d) .......................          (540)     (5,452)     (5,373)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......       (51,958)    (68,280)     (3,488)
  Asset charges (note 3):
     MSP contracts ...................        (1,314)       (378)       --
     LSFP contracts ..................        (1,375)       (172)       --
                                           ---------   ---------   ---------
       Net equity transactions .......       (69,458)    291,181     787,306
                                           ---------   ---------   ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY.       (66,260)    649,689     898,136
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,939,382   2,713,250   1,715,117
                                           ---------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD.     2,873,122   3,362,939   2,613,253
                                           =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                            DrySRGr                                       DryStkIx
                                          -----------------------------------------    -------------------------------------------
                                                 2000        1999           1998            2000            1999            1998
                                                 ----        ----           ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $      3,233          --            --           522,388         516,124         394,083
  Mortality and expense charges
     (note 3) .........................        (77,234)      (58,214)      (36,017)       (404,100)       (378,127)       (231,915)
                                          ------------    ----------     ---------     -----------     -----------      ----------
     Net investment activity ..........        (74,001)      (58,214)      (36,017)        118,288         137,997         162,168
                                          ------------    ----------     ---------     -----------     -----------      ----------
  Proceeds from mutual fund
     shares sold ......................      3,294,569    13,202,346     8,770,733      10,553,733      10,380,315      13,290,398
  Cost of mutual funds sold ...........     (2,698,266)  (11,705,828)   (8,106,177)     (7,624,762)     (7,953,378)     (9,737,886)
                                          ------------    ----------     ---------     -----------     -----------      ----------
     Realized gain (loss) on
       investments ....................        596,303     1,496,518       664,556       2,928,971       2,426,937       3,552,512
  Change in unrealized gain (loss)
     on investments ...................        (50,975)      112,962       745,098      (4,181,387)      7,018,035       4,563,240
                                          ------------    ----------     ---------     -----------     -----------      ----------
     Net gain (loss) on investments ...        545,328     1,609,480     1,409,654      (1,252,416)      9,444,972       8,115,752
                                          ------------    ----------     ---------     -----------     -----------      ----------
  Reinvested capital gains ............           --            --            --           121,999         397,987          97,930
                                          ------------    ----------     ---------     -----------     -----------      ----------
       Net change in contract
         owners' equity resulting
         from operations ..............        471,327     1,551,266     1,373,637      (1,012,129)      9,980,956       8,375,850
                                          ------------    ----------     ---------     -----------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............      1,293,957     1,358,931     1,211,880       6,862,909       6,744,152      13,488,706
  Transfers between funds .............      2,035,132     1,532,743          --        (3,075,606)      9,736,434            --
  Surrenders ..........................       (335,954)     (157,096)      (74,911)     (1,381,645)     (1,338,550)       (286,427)
  Death benefits (note 4) .............        (12,138)      (10,178)         (926)        (96,711)        (57,388)       (390,115)
  Policy loans (net of repayments)
     (note 5) .........................       (358,769)     (282,983)      (83,393)     (1,024,693)       (739,921)       (409,581)
  Deductions for surrender charges
     (note 2d) ........................        (33,947)      (29,655)       (9,224)       (139,608)       (252,679)        (35,269)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (516,195)     (433,164)      (55,835)     (2,087,192)     (1,969,101)       (478,514)
  Asset charges (note 3):
     MSP contracts ....................         (4,793)       (1,424)         --           (27,281)         (4,855)           --
     LSFP contracts ...................         (3,470)         (645)         --           (29,747)         (2,202)           --
                                          ------------    ----------     ---------     -----------     -----------      ----------
       Net equity transactions ........      2,063,823     1,976,529       987,591        (999,574)     12,115,890      11,888,800
                                          ------------    ----------     ---------     -----------     -----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,535,150     3,527,795     2,361,228      (2,011,703)     22,096,846      20,264,650
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     19,399,304    12,060,375     7,215,240     112,551,441      79,041,506      43,989,896
                                          ------------    ----------     ---------     -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 21,934,454    15,588,170     9,576,468     110,539,738     101,138,352      64,254,546
                                          ============    ==========     =========     ===========     ===========      ==========


                                                         DryVApp
                                          -------------------------------------
                                             2000          1999            1998
                                             ----          ----            ----
                                          C>
INVESTMENT ACTIVITY:
  Reinvested dividends ................         382           407           345
  Mortality and expense charges
     (note 3) .........................     (29,394)      (29,186)       (7,936)
                                          ---------     ---------     ---------
     Net investment activity ..........     (29,012)      (28,779)       (7,591)
                                          ---------     ---------     ---------
  Proceeds from mutual fund
     shares sold ......................   2,014,539     4,308,604    10,071,068
  Cost of mutual funds sold ...........   1,879,480)   (4,024,862)   (9,782,670)
                                          ---------     ---------     ---------
     Realized gain (loss) on
       investments ....................     135,059       283,742       288,398
  Change in unrealized gain (loss)
     on investments ...................      76,037       208,670        59,122
                                          ---------     ---------     ---------
     Net gain (loss) on investments ...     211,096       492,412       347,520
                                          ---------     ---------     ---------
  Reinvested capital gains ............        --            --           1,151
                                          ---------     ---------     ---------
       Net change in contract
         owners' equity resulting
         from operations ..............     182,084       463,633       341,080
                                          ---------     ---------     ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............     591,595       599,510     3,120,275
  Transfers between funds .............    (477,526)    2,347,390          --
  Surrenders ..........................     (83,758)       (8,571)       (8,948)
  Death benefits (note 4) .............      (8,995)         --            --
  Policy loans (net of repayments)
     (note 5) .........................     (48,863)      (80,232)       (4,391)
  Deductions for surrender charges
     (note 2d) ........................      (8,463)       (1,618)       (1,102)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (150,855)     (136,974)       (2,876)
  Asset charges (note 3):
     MSP contracts ....................      (1,436)           58          --
     LSFP contracts ...................      (2,383)           27          --
                                          ---------     ---------     ---------
       Net equity transactions ........    (190,684)    2,719,590     3,102,958
                                          ---------     ---------     ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (8,600)    3,183,223     3,444,038
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   7,890,198     4,669,084       431,596
                                          ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   7,881,598     7,852,307     3,875,634
                                          =========     =========     =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                  DryEuroEq                      DryVGrInc
                                       ------------------------------  -----------------------------------
                                         2000       1999       1998        2000        1999        1998
                                       --------  ---------  ---------  ----------   ---------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............... $     --          --         --      8,498      11,290        8,240
  Mortality and expense charges
     (note 3) ........................      (16)         --         --     (9,828)     (9,723)      (7,149)
                                       --------   ---------  ---------  ---------   ---------   ----------
     Net investment activity .........      (16)         --         --     (1,330)      1,567        1,091
                                       --------   ---------  ---------  ---------   ---------   ----------
  Proceeds from mutual fund
     shares sold .....................    9,761          --         --    190,624     806,913    2,125,660
  Cost of mutual funds sold ..........   (9,685)         --         --   (155,289)   (813,739)  (2,061,669)
                                       --------   ---------  ---------  ---------   ---------   ----------
     Realized gain (loss) on
       investments ...................       76          --         --     35,335      (6,826)      63,991
  Change in unrealized gain (loss)
     on investments ..................      276          --         --    (68,777)    254,120      (27,858)
                                       --------   ---------  ---------  ---------   ---------   ----------
     Net gain (loss) on investments ..      352          --         --    (33,442)    247,294       36,133
                                       --------   ---------  ---------  ---------   ---------   ----------
  Reinvested capital gains ...........       --          --         --        729          --       29,897
                                       --------   ---------  ---------  ---------   ---------   ----------
       Net change in contract
         owners' equity resulting
         from operations .............      336          --         --    (34,043)    248,861       67,121
                                       --------   ---------  ---------  ---------   ---------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............      127          --         --    177,776     235,133      693,027
  Transfers between funds ............   24,265          --         --    267,217      40,844           --
  Surrenders .........................       --          --         --    (20,894)    (14,294)     (25,517)
  Death benefits (note 4) ............       --          --         --       --       (18,064)          --
  Policy loans (net of repayments)
     (note 5) ........................       --          --         --    (23,096)     (7,391)      (5,687)
  Deductions for surrender charges
     (note 2d) .......................       --          --         --     (2,111)     (2,698)      (3,142)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......      (84)         --         --    (64,718)    (64,163)      (1,467)
  Asset charges (note 3):
     MSP contracts ...................       --          --         --     (1,959)       (323)          --
     LSFP contracts ..................       (2)         --         --     (1,057)       (147)          --
                                       --------   ---------  ---------  ---------   ---------   ----------
       Net equity transactions .......   24,306          --         --    331,158     168,897      657,214
                                       --------   ---------  ---------  ---------   ---------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.   24,642          --         --    297,115     417,758      724,335
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       --          --         --  2,845,869   2,213,966    1,202,853
                                       --------   ---------  ---------  ---------   ---------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD. $ 24,642          --         --  3,142,984   2,631,724    1,927,188
                                       ========   =========  =========  =========   =========  ===========
                                                        FidVEqIn
                                        ----------------------------------------
                                             2000         1999           1998
                                        -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............    1,394,973      1,233,625       997,915
  Mortality and expense charges
     (note 3) ........................     (315,315)      (379,568)     (359,708)
                                        -----------    -----------   -----------
     Net investment activity .........    1,079,658        854,057       638,207
                                        -----------    -----------   -----------
  Proceeds from mutual fund
     shares sold .....................   22,178,967     16,337,330     2,422,015
  Cost of mutual funds sold ..........  (19,036,484)   (11,368,717)   (1,533,056)
                                        -----------    -----------   -----------
     Realized gain (loss) on
       investments ...................    3,142,483      4,968,613       888,959
  Change in unrealized gain (loss)
     on investments ..................  (12,517,632)     1,552,335     2,123,447
                                        -----------    -----------   -----------
     Net gain (loss) on investments ..   (9,375,149)     6,520,948     3,012,406
                                         -----------   ------------  -----------
  Reinvested capital gains ...........    5,255,479      2,726,961     3,551,403
                                          ---------    -----------   -----------
       Net change in contract
         owners' equity resulting
         from operations .............   (3,040,012)    10,101,966     7,202,016
                                        -----------    -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............    4,429,516      5,429,922     9,479,863
  Transfers between funds ............   (8,803,011)      (325,012)         --
  Surrenders .........................   (1,255,894)    (1,079,731)     (573,862)
  Death benefits (note 4) ............      (54,888)       (69,516)       (1,981)
  Policy loans (net of repayments)
     (note 5) ........................     (401,600)      (557,070)     (605,617)
  Deductions for surrender charges
     (note 2d) .......................     (126,902)      (203,821)      (70,662)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......   (1,505,431)    (1,903,537)   (2,765,688)
  Asset charges (note 3):
     MSP contracts ...................      (19,480)        (6,663)         --
     LSFP contracts ..................       (9,252)        (3,022)         --
                                        -----------    -----------   -----------
       Net equity transactions .......   (7,746,942)     1,281,550     5,462,053
                                        -----------    -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY.  (10,786,954)    11,383,516    12,664,069
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   87,067,928     83,564,278    69,728,573
                                        -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.   76,280,974     94,947,794    82,392,642
                                        ===========    ===========   ===========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                              FidVGr                                      FidVHiIn
                                          -----------------------------------------       --------------------------------------
                                                 2000          1999          1998             2000          1999          1998
                                                 ----          ----          ----             ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     196,483       215,538       398,089        1,693,393     2,570,090     1,930,736
  Mortality and expense charges
     (note 3) .........................        (729,352)     (559,667)     (381,285)         (90,283)     (121,804)     (124,734)
                                          -------------   -----------    ----------       ----------    ----------    ----------
     Net investment activity ..........        (532,869)     (344,129)       16,804        1,603,110     2,448,286     1,806,002
                                          -------------   -----------    ----------       ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ......................       9,999,116    74,255,400    29,018,085        7,530,923    26,464,932     4,053,136
  Cost of mutual funds sold ...........      (7,939,979)  (62,130,274)  (25,477,997)      (8,013,467)  (29,328,722)   (3,792,211)
                                          -------------   -----------    ----------       ----------    ----------    ----------
     Realized gain (loss) on
       investments ....................       2,059,137    12,125,126     3,540,088         (482,544)   (2,863,790)      260,925
  Change in unrealized gain (loss)
     on investments ...................     (12,750,495)   (8,528,396)      425,707       (2,437,706)    2,388,072    (2,153,392)
                                          -------------   -----------    ----------       ----------    ----------    ----------
     Net gain (loss) on investments ...     (10,691,358)    3,596,730     3,965,795       (2,920,250)     (475,718)   (1,892,467)
                                          -------------   -----------    ----------       ----------    ----------    ----------
  Reinvested capital gains ............      19,550,081    13,551,946    10,413,177             --          96,078     1,226,822
                                          -------------   -----------    ----------       ----------    ----------    ----------
       Net change in contract
         owners' equity resulting
         from operations ..............       8,325,854    16,804,547    14,395,776       (1,317,140)    2,068,646     1,140,357
                                          -------------   -----------    ----------       ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............       7,943,065     8,009,544     8,952,047        1,463,730     2,053,632     6,608,088
  Transfers between funds .............       3,321,120    11,610,724          --         (1,265,043)   (3,072,703)         --
  Surrenders ..........................      (2,523,478)   (1,730,082)     (785,432)        (405,504)     (318,121)     (139,130)
  Death benefits (note 4) .............        (169,499)     (105,907)      (28,916)        (150,536)      (28,934)       (6,340)
  Policy loans (net of repayments)
     (note 5) .........................      (1,713,602)   (1,649,512)     (549,848)         (44,688)     (162,528)     (192,807)
  Deductions for surrender charges
     (note 2d) ........................        (254,985)     (326,589)      (96,714)         (40,974)      (60,052)      (17,132)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (3,432,518)   (3,004,276)   (1,651,805)        (512,558)     (627,914)   (1,777,126)
  Asset charges (note 3):
     MSP contracts ....................         (35,236)      (26,242)         --            (12,110)       (8,999)         --
     LSFP contracts ...................         (16,215)      (11,899)         --             (4,027)       (4,080)         --
                                          -------------   -----------    ----------       ----------    ----------    ----------
       Net equity transactions ........       3,118,652    12,765,761     5,839,332         (971,710)   (2,229,699)    4,475,553
                                          -------------   -----------    ----------       ----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      11,444,506    29,570,308    20,235,108       (2,288,850)     (161,053)    5,615,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     177,055,951   117,142,759    74,962,498       26,005,933    27,354,464    25,162,314
                                          -------------   -----------    ----------       ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 188,500,457   146,713,067    95,197,606       23,717,083    27,193,411    30,778,224
                                          =============   ===========    ==========       ==========    ==========    ==========


                                                             FidVOvSe
                                          --------------------------------------------
                                              2000             1999             1998
                                              ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................      425,125          332,184          372,727
  Mortality and expense charges
     (note 3) .........................     (122,380)         (98,384)        (102,878)
                                          ----------       ----------       ----------
     Net investment activity ..........      302,745          233,800          269,849
                                          ----------       ----------       ----------
  Proceeds from mutual fund
     shares sold ......................    5,677,873       19,160,889       14,455,861
  Cost of mutual funds sold ...........   (4,785,854)     (18,967,050)     (13,197,934)
                                          ----------       ----------       ----------
     Realized gain (loss) on
       investments ....................      892,019          193,839        1,257,927
  Change in unrealized gain (loss)
     on investments ...................   (5,522,151)         839,608          386,106
                                          ----------       ----------       ----------
     Net gain (loss) on investments ...   (4,630,132)       1,033,447        1,644,033
                                          ----------       ----------       ----------
  Reinvested capital gains ............    2,677,139          535,780        1,098,565
                                          ----------       ----------       ----------
       Net change in contract
         owners' equity resulting
         from operations ..............   (1,650,248)       1,803,027        3,012,447
                                          ----------       ----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............    1,281,240        1,422,825        2,193,341
  Transfers between funds .............      346,775         (119,455)            --
  Surrenders ..........................     (610,030)        (284,830)        (218,321)
  Death benefits (note 4) .............       (6,254)            (828)          (5,293)
  Policy loans (net of repayments)
     (note 5) .........................     (255,163)        (208,962)        (231,665)
  Deductions for surrender charges
     (note 2d) ........................      (61,641)         (53,767)         (26,883)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (472,176)        (458,244)        (780,983)
  Asset charges (note 3):
     MSP contracts ....................       (5,527)          (1,813)            --
     LSFP contracts ...................       (4,092)            (822)            --
                                          ----------       ----------       ----------
       Net equity transactions ........      213,132          294,104          930,196
                                          ----------       ----------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   (1,437,116)       2,097,131        3,942,643
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   30,848,846       22,223,409       19,093,154
                                          ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   29,411,730       24,320,540       23,035,797
                                          ==========       ==========       ==========





                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                              FidVAM                                        FidVCon
                                          --------------------------------------------   ----------------------------------------
                                               2000            1999             1998          2000            1999         1998
                                               ----            ----             ----          ----            ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $  1,031,299       1,040,155         894,977       244,158         261,343      208,958
  Mortality and expense charges
     (note 3) .........................       (135,979)       (139,133)       (142,762)     (268,014)       (240,504)    (145,059)
                                          ------------      ----------      ----------    ----------      ----------   ----------
     Net investment activity ..........        895,320         901,022         752,215       (23,856)         20,839       63,899
                                          ------------      ----------      ----------    ----------      ----------   ----------
  Proceeds from mutual fund
     shares sold ......................      2,257,981       2,649,925       1,593,036     4,229,821      17,757,473    1,380,112
  Cost of mutual funds sold ...........     (1,824,621)     (2,115,072)     (1,298,529)   (3,284,707)    (11,558,481)    (962,695)
                                          ------------      ----------      ----------    ----------      ----------   ----------
     Realized gain (loss) on
       investments ....................        433,360         534,853         294,507       945,114       6,198,992      417,417
  Change in unrealized gain (loss)
     on investments ...................     (4,136,199)     (1,230,877)     (1,236,595)  (11,000,361)     (2,418,970)   3,079,468
                                          ------------      ----------      ----------    ----------      ----------   ----------
     Net gain (loss) on investments ...     (3,702,839)       (696,024)       (942,088)  (10,055,247)      3,780,022    3,496,885
                                          ------------      ----------      ----------    ----------      ----------   ----------
  Reinvested capital gains ............      2,429,670       1,317,530       2,684,931     8,862,945       1,916,516    1,537,336
                                          ------------      ----------      ----------    ----------      ----------   ----------
       Net change in contract
         owners' equity resulting
         from operations ..............       (377,849)      1,522,528       2,495,058    (1,216,158)      5,717,377    5,098,120
                                          ------------      ----------      ----------    ----------      ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............      1,244,248       1,647,919       1,439,623     3,837,418       4,372,871    6,402,896
  Transfers between funds .............       (924,372)     (1,004,031)           --      (1,104,072)      5,120,838         --
  Surrenders ..........................       (567,376)       (411,923)       (627,160)   (1,365,620)       (671,985)    (234,804)
  Death benefits (note 4) .............         (2,142)        (38,265)         (1,045)      (55,531)        (12,543)     (17,032)
  Policy loans (net of repayments)
     (note 5) .........................       (173,537)       (367,797)          3,401      (591,250)       (387,338)    (276,399)
  Deductions for surrender charges
     (note 2d) ........................        (57,331)        (77,759)        (77,225)     (137,989)       (126,851)     (28,913)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (552,527)       (616,347)       (232,307)   (1,338,124)     (1,303,533)    (195,246)
  Asset charges (note 3):
     MSP contracts ....................         (5,718)            118            --         (19,921)         (2,685)        --
     LSFP contracts ...................         (1,465)             53            --         (11,340)         (1,217)        --
                                          ------------      ----------      ----------    ----------      ----------   ----------
       Net equity transactions ........     (1,040,220)       (868,032)        505,287      (786,429)      6,987,557    5,650,502
                                          ------------      ----------      ----------    ----------      ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,418,069)        654,496       3,000,345    (2,002,587)     12,704,934   10,748,622
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     33,107,722      32,253,287      28,264,549    71,247,015      49,850,235   28,807,807
                                          ------------      ----------      ----------    ----------      ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 31,689,653      32,907,783      31,264,894    69,244,428      62,555,169   39,556,429
                                          ============      ==========      ==========    ==========      ==========   ==========


                                                            FidVGrOp
                                          ------------------------------------------
                                              2000            1999            1998
                                              ----            ----            ----
                                          C>
INVESTMENT ACTIVITY:
  Reinvested dividends ................      77,263          58,964          20,203
  Mortality and expense charges
     (note 3) .........................     (21,002)        (27,142)        (11,337)
                                          ---------       ---------       ---------
     Net investment activity ..........      56,261          31,822           8,866
                                          ---------       ---------       ---------
  Proceeds from mutual fund
     shares sold ......................   3,942,143       1,844,238         997,348
  Cost of mutual funds sold ...........   4,043,624)     (1,564,325)       (958,638)
                                          ---------       ---------       ---------
     Realized gain (loss) on
       investments ....................    (101,481)        279,913          38,710
  Change in unrealized gain (loss)
     on investments ...................    (594,322)        (14,590)        116,037
                                          ---------       ---------       ---------
     Net gain (loss) on investments ...    (695,803)        265,323         154,747
                                          ---------       ---------       ---------
  Reinvested capital gains ............     391,834         110,237          70,230
                                          ---------       ---------       ---------
       Net change in contract
         owners' equity resulting
         from operations ..............    (247,708)        407,382         233,843
                                          ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............     508,076         557,107       2,682,598
  Transfers between funds .............     309,440         217,982            --
  Surrenders ..........................    (111,294)        (36,661)        (17,235)
  Death benefits (note 4) .............      (3,952)           --            (9,221)
  Policy loans (net of repayments)
     (note 5) .........................       2,280         (68,417)         (3,587)
  Deductions for surrender charges
     (note 2d) ........................     (11,246)         (6,921)         (2,122)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (141,512)       (153,039)         (7,621)
  Asset charges (note 3):
     MSP contracts ....................      (2,065)         (1,376)           --
     LSFP contracts ...................      (1,619)           (624)           --
                                          ---------       ---------       ---------
       Net equity transactions ........     548,108         508,051       2,642,812
                                          ---------       ---------       ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .     300,400         915,433       2,876,655
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   6,683,909       5,888,280       1,109,019
                                          ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   6,984,309       6,803,713       3,985,674
                                          =========       =========       =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                                     JanACapApS             JanAGlTchS             JanAIntGrS
                                                          ------------------------   --------------------   ---------------------
                                                               2000     1999  1998     2000    1999  1998     2000     1999  1998
                                                               ----     ----  ----     ----    ----  ----     ----     ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................    $       494    --   --        --      --   --         --      --   --
  Mortality and expense charges
     (note 3) ........................................           (694)   --   --        (723)   --   --         (425)   --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
     Net investment activity .........................           (200)   --   --        (723)   --   --         (425)   --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
  Proceeds from mutual fund
     shares sold .....................................        216,579    --   --     279,415    --   --       81,146    --   --
  Cost of mutual funds sold ..........................       (216,551)   --   --    (263,831)   --   --      (85,091)   --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
     Realized gain (loss) on
       investments ...................................             28    --   --      15,584    --   --       (3,945)   --   --
  Change in unrealized gain (loss)
     on investments ..................................          2,637    --   --      28,318    --   --       12,462    --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
     Net gain (loss) on investments ..................          2,665    --   --      43,902    --   --        8,517    --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
  Reinvested capital gains ...........................           --      --   --        --      --   --         --      --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
       Net change in contract
         owners' equity resulting
         from operations .............................          2,465    --   --      43,179    --   --        8,092    --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............................         13,465     -   --      17,841    --   --       15,372    --   --
  Transfers between funds ............................      1,224,503    --   --   1,229,736    --   --      720,133    --   --
  Surrenders .........................................           --      --   --        --      --   --         --      --   --
  Death benefits (note 4) ............................           --      --   --        --      --   --         --      --   --
  Policy loans (net of repayments)
     (note 5) ........................................         (4,061)   --   --        (420)   --   --           41    --   --
  Deductions for surrender charges
     (note 2d) .......................................           --      --   --        --      --   --         --      --   --
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......................         (9,381)   --   --      (7,479)   --   --       (2,455)   --   --
  Asset charges (note 3):
     MSP contracts ...................................           (155)   --   --        (150)   --   --         (102)   --   --
     LSFP contracts ..................................            (53)   --   --         (44)   --   --         --      --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
       Net equity transactions .......................      1,224,318    --   --   1,239,484    --   --      732,989    --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
NET CHANGE IN CONTRACT OWNERS' EQUITY ................      1,226,783    --   --   1,282,663    --   --      741,081    --   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................           --      --   --        --      --   --         --      --   --
                                                          -----------    ---  ---  ---------    ---  ---     -------    ---  ---
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $ 1,226,783    --   --   1,282,663    --   --      741,081    --   --
                                                          ===========    ===  ===  =========    ===  ===     =======    ===  ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                              MSEmMkt                                    NSATCapAp
                                          ------------------------------------------    ----------------------------------------
                                                2000           1999           1998           2000          1999           1998
                                                ----           ----           ----           ----          ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $      --             --             --           64,829        123,887        121,805
  Mortality and expense charges
     (note 3) .........................        (3,262)        (1,859)        (1,414)      (136,677)      (177,391)      (111,697)
                                          -----------        -------        -------     ----------     ----------     ----------
     Net investment activity ..........        (3,262)        (1,859)        (1,414)       (71,848)       (53,504)        10,108
                                          -----------        -------        -------     ----------     ----------     ----------
  Proceeds from mutual fund
     shares sold ......................       585,958        776,751      1,007,212      6,768,423     10,204,170     24,884,337
  Cost of mutual funds sold ...........      (567,141)      (780,258)      (990,693)    (6,877,474)    (9,166,296)   (22,114,759)
                                          -----------        -------        -------     ----------     ----------     ----------
     Realized gain (loss) on
       investments ....................        18,817         (3,507)        16,519       (109,051)     1,037,874      2,769,578
  Change in unrealized gain (loss)
     on investments ...................        35,504         52,963        (32,273)        94,663      3,893,623      1,558,683
                                          -----------        -------        -------     ----------     ----------     ----------
     Net gain (loss) on investments ...        54,321         49,456        (15,754)       (14,388)     4,931,497      4,328,261
                                          -----------        -------        -------     ----------     ----------     ----------
  Reinvested capital gains ............          --             --             --             --             --             --
                                          -----------        -------        -------     ----------     ----------     ----------
       Net change in contract
         owners' equity resulting
         from operations ..............        51,059         47,597        (17,168)       (86,236)     4,877,993      4,338,369
                                          -----------        -------        -------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............        43,907         51,024        135,616      2,843,926      3,206,546      6,323,233
  Transfers between funds .............       169,982        160,959           --       (5,632,319)       577,528           --
  Surrenders ..........................        (8,688)          (691)          --         (711,002)      (484,580)      (158,780)
  Death benefits (note 4) .............        (3,364)          --               (9)       (53,729)        (1,084)        (5,133)
  Policy loans (net of repayments)
     (note 5) .........................         2,881         (6,755)        (2,802)      (381,556)      (406,011)      (360,416)
  Deductions for surrender charges
     (note 2d) ........................          (878)          (130)          --          (71,843)       (91,475)       (19,551)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (14,983)       (10,842)          (535)    (1,024,119)    (1,229,348)      (407,187)
  Asset charges (note 3):
     MSP contracts ....................          (249)          (164)          --          (11,072)        (2,826)          --
     LSFP contracts ...................          (802)           (74)          --           (8,000)        (1,281)          --
                                          -----------        -------        -------     ----------     ----------     ----------
       Net equity transactions ........       187,806        193,327        132,270     (5,049,714)     1,567,469      5,372,166
                                          -----------        -------        -------     ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       238,865        240,924        115,102     (5,135,950)     6,445,462      9,710,535
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       701,398        340,166        251,886     43,171,073     41,283,344     21,752,456
                                          -----------        -------        -------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   940,263        581,090        366,988     38,035,123     47,728,806     31,462,991
                                          ===========        =======        =======     ==========     ==========     ==========


                                                           NSATGvtBd
                                          -----------------------------------------
                                              2000           1999            1998
                                              ----           ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................      336,280        410,523        277,274
  Mortality and expense charges
     (note 3) .........................      (49,928)       (69,481)       (51,167)
                                          ----------     ----------      ---------
     Net investment activity ..........      286,352        341,042        226,107
                                          ----------     ----------      ---------
  Proceeds from mutual fund
     shares sold ......................    5,684,298     23,880,721     11,696,556
  Cost of mutual funds sold ...........   (5,906,148)   (24,524,311)   (11,614,793)
                                          ----------     ----------      ---------
     Realized gain (loss) on
       investments ....................     (221,850)      (643,590)        81,763
  Change in unrealized gain (loss)
     on investments ...................      332,542        (72,114)        20,571
                                          ----------     ----------      ---------
     Net gain (loss) on investments ...      110,692       (715,704)       102,334
                                          ----------     ----------      ---------
  Reinvested capital gains ............         --             --             --
                                          ----------     ----------      ---------
       Net change in contract
         owners' equity resulting
         from operations ..............      397,044       (374,662)       328,441
                                          ----------     ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............      372,276        480,582      1,639,555
  Transfers between funds .............   (2,462,597)       686,697           --
  Surrenders ..........................     (137,220)      (141,969)      (122,655)
  Death benefits (note 4) .............       (3,333)        (2,413)        (2,663)
  Policy loans (net of repayments)
     (note 5) .........................      (83,357)      (183,253)      (253,465)
  Deductions for surrender charges
     (note 2d) ........................      (13,865)       (26,800)       (15,103)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (211,364)      (257,303)      (739,318)
  Asset charges (note 3):
     MSP contracts ....................       (4,902)        (1,180)          --
     LSFP contracts ...................       (1,913)          (535)          --
                                          ----------     ----------      ---------
       Net equity transactions ........   (2,546,275)       553,826        506,351
                                          ----------     ----------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   (2,149,231)       179,164        834,792
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   13,361,909     14,057,773      9,022,990
                                          ----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   11,212,678     14,236,937      9,857,782
                                          ==========     ==========      =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                    NSATMidCap                      NSATMMkt                          NSATMSecBd
                                        ------------ ----------------------    ------------------------------      ----------------
                                               2000   1999 1998       2000           1999             1998         2000   1999 1998
                                               ----   ---------       ----           ----             ----         ----   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................ $        166   --  --     1,493,296       1,143,390       1,169,613       1,927      --  --
  Mortality and expense charges
     (note 3) .........................          (59)  --  --      (213,075)       (231,890)       (195,090)        (47)     --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
     Net investment activity ..........          107   --  --     1,280,221         911,500         974,523       1,880      --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
  Proceeds from mutual fund
     shares sold ......................          228   --  --   153,584,066     129,456,166     102,312,184      11,259     --  --
  Cost of mutual funds sold ...........         (223)  --  --  (153,584,066)   (129,456,166)   (102,312,184)    (11,199)    --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
     Realized gain (loss) on
       investments ....................            5   --  --          --              --              --            60     --  --
  Change in unrealized gain (loss)
     on investments ...................       (2,927)  --  --          --              --              --          (928)    --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
     Net gain (loss) on investments ...       (2,922)  --  --          --              --              --          (868)    --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
  Reinvested capital gains ............         --     --  --          --              --              --          --       --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
       Net change in contract
         owners' equity resulting
         from operations ..............       (2,815)  --  --     1,280,221         911,500         974,523       1,012     --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............          369   --  --     6,114,635      22,646,556       6,293,192          94     --  --

  Transfers between funds .............      156,516   --  --    (7,742,197)    (13,212,708)           --       135,143     --  --
  Surrenders ..........................         --     --  --    (2,341,166)     (1,841,711)     (1,363,346)       --       --  --
  Death benefits (note 4) .............         --     --  --       (12,020)         (9,090)           --          --       --  --
  Policy loans (net of repayments)
     (note 5) .........................         --     --  --       (88,608)     (1,434,449)       (701,509)       --       --  --
  Deductions for surrender charges
     (note 2d) ........................         --     --  --      (236,563)       (347,661)       (167,875)       --       --  --
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (332)  --  --    (1,075,713)     (1,347,671)     (2,586,581)       (112)    --  --
  Asset charges (note 3):
     MSP contracts ....................         --     --  --       (23,760)        (12,685)           --           (13)    --  --
     LSFP contracts ...................           (2)  --  --       (14,711)         (5,752)           --          --       --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
       Net equity transactions ........      156,551   --  --    (5,420,103)      4,434,829       1,473,881     135,112     --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
NET CHANGE IN CONTRACT OWNERS' EQUITY .      153,736   --  --    (4,139,882)      5,346,329       2,448,404     136,124     --  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         --     --  --    55,937,112      47,514,985      44,437,799        --       --  --
                                        ------------  ---  --- ------------    ------------    ------------     -------     --- ---
CONTRACT OWNERS' EQUITY END OF PERIOD . $    153,736   --  --    51,797,230      52,861,314      46,886,203     136,124     --  --
                                        ============  ===  === ============    ============    ============     =======     === ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                      NSATSmCapG                             NSATSmCapV
                                       --------------------------------------   -------------------------------------
                                          2000           1999         1998          2000          1999         1998
                                       ----------    ----------    ----------   ----------     ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................ $       --           --            --           --             --         --
  Mortality and expense charges
     (note 3) .........................       (74)           --            --      (19,582)        (7,740)         (9)
                                       ----------    ----------    ----------   ----------     ----------    --------
     Net investment activity ..........       (74)           --            --      (19,582)        (7,740)         (9)
                                       ----------    ----------    ----------   ----------     ----------    --------
  Proceeds from mutual fund
     shares sold ......................        84            --            --    1,874,962     24,946,574      57,189
  Cost of mutual funds sold ...........       (90)           --            --   (1,863,662)   (24,609,841)    (58,378)
                                       ----------    ----------    ----------   ----------     ----------    --------
     Realized gain (loss) on
       investments ....................        (6)           --            --       11,300        336,733      (1,189)
  Change in unrealized gain (loss)
     on investments ...................    10,790            --            --      354,545         81,911      (1,071)
                                       ----------    ----------    ----------   ----------     ----------    --------
     Net gain (loss) on investments ...    10,784            --            --      365,845        418,644      (2,260)
                                       ----------    ----------    ----------   ----------     ----------    --------
  Reinvested capital gains ............        --            --            --           --         39,519          --
                                       ----------    ----------    ----------   ----------     ----------    --------
       Net change in contract
         owners' equity resulting
         from operations ..............    10,710            --            --      346,263        450,423      (2,269)
                                       ----------    ----------    ----------   ----------     ----------    --------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............     2,464            --            --      148,244         87,410     102,772
  Transfers between funds .............   164,639            --            --    3,499,689        525,988          --
  Surrenders ..........................        --            --            --      (39,507)        (4,465)         --
  Death benefits (note 4) .............        --            --            --           --             --          --
  Policy loans (net of repayments)
     (note 5) .........................        --            --            --      (46,649)        (3,030)         --
  Deductions for surrender charges
     (note 2d) ........................        --            --            --       (3,992)          (843)         --
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (1,854)           --            --        (954)       (20,313)          --
  Asset charges (note 3):
     MSP contracts ....................       (49)           --            --       (1,807)       (18,934)         --
     LSFP contracts ...................        (1)           --            --       (2,823)        (8,586)         --
                                       ----------    ----------    ----------   ----------     ----------    --------
       Net equity transactions ........   165,199            --            --    3,552,201        557,227     102,772
                                       ----------    ----------    ----------   ----------     ----------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   175,909            --            --    3,898,464      1,007,650     100,503
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        --            --            --    3,023,167        840,622          --
                                       ----------    ----------    ----------   ----------     ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD . $ 175,909            --            --    6,921,631      1,848,272     100,503
                                       ==========    ==========    ==========   ==========     ==========    ========
                                                         NSATSmCo
                                         ------------------------------------
                                              2000        1999       1998
                                          ----------- ----------- -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         8,275          --          --
  Mortality and expense charges
     (note 3) .........................      (111,053)    (69,626)    (63,165)
                                          -----------  ----------  ----------
     Net investment activity ..........      (102,778)    (69,626)    (63,165)
                                          -----------  ----------  ----------
  Proceeds from mutual fund
     shares sold ......................    23,345,702   8,731,250   4,403,010
  Cost of mutual funds sold ...........   (15,223,525) (9,214,647) (4,280,792)
                                          -----------  ----------  ----------
     Realized gain (loss) on
       investments ....................     8,122,177    (483,397)    122,218
  Change in unrealized gain (loss)
     on investments ...................    (6,349,896)  1,749,918     746,208
                                          -----------  ----------  ----------
     Net gain (loss) on investments ...     1,772,281   1,266,521     868,426
                                          -----------  ----------  ----------
  Reinvested capital gains ............            --          --          --
                                          -----------  ----------  ----------
       Net change in contract
         owners' equity resulting
         from operations ..............     1,669,503   1,196,895     805,261
                                          -----------  ----------  ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............     1,313,025   1,665,406   2,323,502
  Transfers between funds .............     4,138,091  (1,123,943)         --
  Surrenders ..........................      (279,870)   (237,573)   (143,659)
  Death benefits (note 4) .............       (81,053)    (22,618)    (17,515)
  Policy loans (net of repayments)
     (note 5) .........................      (285,259)   (135,113)   (127,488)
  Deductions for surrender charges
     (note 2d) ........................       (28,280)    (44,847)    (17,689)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (558,463)   (445,280)    (19,908)
  Asset charges (note 3):
     MSP contracts ....................       (11,631)      5,989          --
     LSFP contracts ...................        (7,790)      2,715          --
                                          -----------  ----------  ----------
       Net equity transactions ........     4,198,770    (335,264)  1,997,243
                                          -----------  ----------  ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .     5,868,273     861,631   2,802,504
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    26,368,753  17,495,277  13,679,771
                                          -----------  ----------  ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    32,237,026  18,356,908  16,482,275
                                           ==========  ==========  ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                              NSATStrGro                 NSATTotRtn                            NBAMTGro
                                           ---------------  ---------------------------------  -------------------------------------
                                           2000  1999 1998     2000        1999        1998         2000         1999         1998
                                           ----  ---- ----     ----        ----        ----         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................$     --    --  --     266,511     401,272     475,135         --           --           --
  Mortality and expense charges
     (note 3) .........................     (259)  --  --    (373,477)   (409,894)   (358,937)    (159,989)     (90,347)    (88,537)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
     Net investment activity ..........     (259)  --  --    (106,966)     (8,622)    116,198     (159,989)     (90,347)    (88,537)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
  Proceeds from mutual fund
     shares sold ......................  261,447   --  --   9,489,928   4,507,318  13,264,954   18,448,395   39,409,448  17,314,434
  Cost of mutual funds sold ........... (240,008)  --  --  (6,356,817) (2,779,291) (7,824,001) (11,965,948) (39,719,323)(18,622,980)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
     Realized gain (loss) on
       investments ....................   21,439   --  --   3,133,111   1,728,027   5,440,953    6,482,447     (309,875) (1,308,546)
  Change in unrealized gain (loss)
     on investments ...................    2,741   --  --    (367,393)  8,405,203   5,583,635   (5,204,353)    (194,817)   (585,856)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
     Net gain (loss) on investments ...   24,180   --  --   2,765,718  10,133,230  11,024,588    1,278,094     (504,692) (1,894,402)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
  Reinvested capital gains ............     --     --  --        --        46,309        --      3,211,533    1,124,154   4,778,935
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
       Net change in contract
         owners' equity resulting
         from operations ..............   23,921   --  --   2,658,752  10,170,917  11,140,786    4,329,638      529,115   2,795,996
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............    3,404   --  --   6,333,894   7,523,389  18,143,806    1,414,184    1,505,298    1,215,115
  Transfers between funds .............  423,242   --  --  (7,166,926) (1,685,456)       --      9,034,524     (789,610)        --
  Surrenders ..........................     --     --  --  (1,999,612) (1,265,140)   (992,942)    (519,793)    (308,656)   (181,476)
  Death benefits (note 4) .............     --     --  --    (218,219)    (47,899)    (83,810)     (30,718)      (6,700)     (3,257)
  Policy loans (net of repayments)
     (note 5) .........................     --     --  --  (1,254,590) (1,213,965)   (994,765)    (401,359)    (195,283)   (853,967)
  Deductions for surrender charges
     (note 2d) ........................     --     --  --    (202,051)   (238,821)   (122,265)     (52,523)     (58,265)    (22,346)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........   (2,368)  --  --  (2,829,007) (3,232,868) (8,484,508)    (823,679)    (540,342)   (184,523)
  Asset charges (note 3):
     MSP contracts ....................     (123)  --  --     (21,576)     (8,187)       --         (9,899)      24,679         --
     LSFP contracts ...................     --     --  --     (10,180)     (3,712)       --         (5,392)      11,190         --
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
       Net equity transactions ........  424,155   --  --  (7,368,267)   (172,659)  7,465,516    8,605,345     (357,689)    (30,454)
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .  448,076   --  --  (4,709,515)  9,998,258  18,606,302   12,934,983      171,426   2,765,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     --     --  -- 104,030,242  99,115,362  74,640,126   31,072,683   24,511,722  17,545,164
                                       ---------  --- --- ----------- -----------  ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .$ 448,076   --  --  99,320,727 109,113,620  93,246,428   44,007,666   24,683,148  20,310,706
                                       =========  === === =========== ===========  ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                            NBAMTGuard                                   NBAMTLMat
                                          ------------------------------------------    ----------------------------------------
                                               2000            1999           1998          2000           1999           1998
                                               ----            ----           ----          ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    12,425          4,569           --          306,913        277,113        365,591
  Mortality and expense charges
     (note 3) .........................        (7,523)        (6,206)           (26)       (16,517)       (21,849)       (28,663)
                                          -----------      ---------        -------      ---------      ---------      ---------
     Net investment activity ..........         4,902         (1,637)           (26)       290,396        255,264        336,928
                                          -----------      ---------        -------      ---------      ---------      ---------
  Proceeds from mutual fund
     shares sold ......................     2,320,212      6,846,821          1,458      1,211,186        818,576      1,816,971
  Cost of mutual funds sold ...........    (2,266,008)    (6,716,500)        (1,527)    (1,337,560)      (861,356)    (1,867,186)
                                          -----------      ---------        -------      ---------      ---------      ---------
     Realized gain (loss) on
       investments ....................        54,204        130,321            (69)      (126,374)       (42,780)       (50,215)
  Change in unrealized gain (loss)
     on investments ...................       (20,877)        37,316         (1,307)       (99,868)      (216,481)      (169,138)
                                          -----------      ---------        -------      ---------      ---------      ---------
     Net gain (loss) on investments ...        33,327        167,637         (1,376)      (226,242)      (259,261)      (219,353)
                                          -----------      ---------        -------      ---------      ---------      ---------
  Reinvested capital gains ............          --             --             --             --             --             --
                                          -----------      ---------        -------      ---------      ---------      ---------
       Net change in contract
         owners' equity resulting
         from operations ..............        38,229        166,000         (1,402)        64,154         (3,997)       117,575
                                          -----------      ---------        -------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............       162,390         89,296        160,006        137,124        127,955       (163,038)
  Transfers between funds .............      (253,821)     1,041,284           --         (919,572)      (398,625)          --
  Surrenders ..........................       (55,631)       (14,232)          --          (71,511)       (50,287)       (81,322)
  Death benefits (note 4) .............          --             --             --             --             --             --
  Policy loans (net of repayments)
     (note 5) .........................         2,483         (6,580)          --            6,299        (77,518)      (303,704)
  Deductions for surrender charges
     (note 2d) ........................        (5,621)        (2,687)          --           (7,226)        (9,493)       (10,014)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (32,385)       (31,645)        (1,263)       (70,929)       (84,154)       (48,776)
  Asset charges (note 3):
     MSP contracts ....................          (693)           (93)          --           (3,192)          (359)          --
     LSFP contracts ...................          (571)           (42)          --             (359)          (163)          --
                                          -----------      ---------        -------      ---------      ---------      ---------
       Net equity transactions ........      (183,849)     1,075,301        158,743       (929,366)      (492,644)      (606,854)
                                          -----------      ---------        -------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (145,620)     1,241,301        157,341       (865,212)      (496,641)      (489,279)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,270,491        858,201           --        4,928,380      5,019,328      5,891,455
                                          -----------      ---------        -------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,124,871      2,099,502        157,341      4,063,168      4,522,687      5,402,176
                                          ===========      =========        =======      =========      =========      =========

                                                          NBAMTPart
                                          ----------------------------------------
                                              2000           1999          1998
                                              ----           ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................      217,800        395,343        123,869
  Mortality and expense charges
     (note 3) .........................     (100,551)      (139,374)      (149,612)
                                          ----------     ----------     ----------
     Net investment activity ..........      117,249        255,969        (25,743)
                                          ----------     ----------     ----------
  Proceeds from mutual fund
     shares sold ......................    6,750,240      7,115,808      8,935,619
  Cost of mutual funds sold ...........   (7,918,273)    (7,530,734)    (7,365,832)
                                          ----------     ----------     ----------
     Realized gain (loss) on
       investments ....................   (1,168,033)      (414,926)     1,569,787
  Change in unrealized gain (loss)
     on investments ...................   (3,967,265)     3,488,844     (3,799,608)
                                          ----------     ----------     ----------
     Net gain (loss) on investments ...   (5,135,298)     3,073,918     (2,229,821)
                                          ----------     ----------     ----------
  Reinvested capital gains ............    4,631,886        687,554      3,901,869
                                          ----------     ----------     ----------
       Net change in contract
         owners' equity resulting
         from operations ..............     (386,163)     4,017,441      1,646,305
                                          ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............    2,085,265      2,997,338      7,539,397
  Transfers between funds .............   (3,920,841)    (6,509,486)          --
  Surrenders ..........................     (285,520)      (399,446)      (347,798)
  Death benefits (note 4) .............      (98,136)       (77,115)        (3,394)
  Policy loans (net of repayments)
     (note 5) .........................      (38,114)      (238,490)      (854,379)
  Deductions for surrender charges
     (note 2d) ........................      (28,850)       (75,404)       (42,826)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (662,067)      (893,634)      (236,276)
  Asset charges (note 3):
     MSP contracts ....................      (10,233)       (12,166)          --
     LSFP contracts ...................       (5,978)        (5,517)          --
                                          ----------     ----------     ----------
       Net equity transactions ........   (2,964,474)    (5,213,920)     6,054,724
                                          ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   (3,350,637)    (1,196,479)     7,701,029
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   30,808,193     34,942,331     28,728,327
                                          ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   27,457,556     33,745,852     36,429,356
                                          ==========     ==========     ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                            OppAggGrVA                                    OppBdVA
                                          ------------------------------------------      ----------------------------------------
                                              2000             1999          1998            2000           1999           1998
                                          -----------      ----------     ----------      ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $         -               -              -         888,727        563,814        177,251
  Mortality and expense charges
     (note 3) .........................          (298)              -              -         (42,698)       (51,399)       (46,258)
                                          -----------      ----------     ----------      ----------     ----------     ----------
     Net investment activity ..........          (298)              -              -         846,029        512,415        130,993
                                          -----------      ----------     ----------      ----------     ----------     ----------
  Proceeds from mutual fund
     shares sold ......................     2,320,285               -              -       1,608,664      2,985,856      8,819,212
  Cost of mutual funds sold ...........    (2,259,087)              -              -      (1,762,067)    (2,946,651)    (8,665,115)
                                          -----------      ----------     ----------      ----------     ----------     ----------
     Realized gain (loss) on
       investments ....................        61,198               -              -        (153,403)        39,205        154,097
  Change in unrealized gain (loss)
     on investments ...................         1,936               -              -        (518,481)      (858,388)      (117,816)
                                          -----------      ----------     ----------      ----------     ----------     ----------
     Net gain (loss) on investments ...        63,134               -              -        (671,884)      (819,183)        36,281
                                          -----------      ----------     ----------      ----------     ----------     ----------
  Reinvested capital gains ............           -                 -              -               -         54,146        160,413
                                          -----------      ----------     ----------      ----------     ----------     ----------
       Net change in contract
         owners' equity resulting
         from operations ..............        62,836               -          -             174,145       (252,622)       327,687
                                          -----------      ----------     ----------      ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............        61,037               -             -          661,102        803,115      2,531,359
  Transfers between funds .............     1,102,594               -             -       (1,044,608)      (333,920)           -
  Surrenders ..........................             -               -             -         (170,610)      (259,972)      (152,557)
  Death benefits (note 4) .............             -               -             -           (4,850)        (1,959)          (976)
  Policy loans (net of repayments)
     (note 5) .........................             -               -             -          (42,318)      (122,645)       (47,429)
  Deductions for surrender charges
     (note 2d) ........................             -               -             -          (17,239)       (49,075)       (18,785)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (2,387)              -             -         (212,583)      (261,138)       (54,145)
  Asset charges (note 3):
     MSP contracts ....................           (28)              -             -           (4,993)          (945)           -
     LSFP contracts ...................             -               -             -             (877)          (428)           -
                                          -----------      ----------     ----------      ----------     ----------     ----------
       Net equity transactions ........     1,161,216               -             -         (836,976)      (226,967)     2,257,467
                                          -----------      ----------     ----------      ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     1,224,052               -             -         (662,831)      (479,589)     2,585,154
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................             -               -             -       11,733,754     12,362,107      8,824,474
                                          -----------      ----------     ----------      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 1,224,052               -             -       11,070,923     11,882,518     11,409,628
                                          ===========      ==========     ==========      ==========     ==========     ==========

                                                             OppCapApVA
                                               ----------------------------------------
                                                  2000            1999           1998
                                               ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           18,905         16,006          9,433
  Mortality and expense charges
     (note 3) .........................          (57,851)       (22,789)        (5,614)
                                              -----------   ------------    -----------
     Net investment activity ..........          (38,946)        (6,783)         3,819
                                              ----------    -----------     ----------
  Proceeds from mutual fund
     shares sold ......................        5,956,059     13,437,035        209,040
  Cost of mutual funds sold ...........       (4,752,479)   (13,096,360)      (198,084)
                                              ----------    -----------     ----------
     Realized gain (loss) on
       investments ....................        1,203,580        340,675         10,956
  Change in unrealized gain (loss)
     on investments ...................       (1,164,244)       229,785         75,252
                                              ----------    -----------     ----------
     Net gain (loss) on investments ...           39,336        570,460         86,208
                                              ----------    -----------     ----------
  Reinvested capital gains ............        1,008,850        175,824        113,813
                                              ----------    -----------     ----------
       Net change in contract
         owners' equity resulting
         from operations ..............        1,009,240        739,501        203,840
                                              ----------    -----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .............        1,071,672        459,478      1,441,481
  Transfers between funds .............        4,834,077       (590,191)           -
  Surrenders ..........................         (408,266)       (26,248)       (13,335)
  Death benefits (note 4) .............           (5,432)        (6,703)           -
  Policy loans (net of repayments)
     (note 5) .........................         (113,545)       (14,074)       (12,852)
  Deductions for surrender charges
     (note 2d) ........................          (41,253)        (4,955)        (1,642)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (334,199)      (145,416)        (1,318)
  Asset charges (note 3):
     MSP contracts ....................           (4,721)          (340)           -
     LSFP contracts ...................           (3,444)          (154)           -
                                              ----------    -----------     ----------
       Net equity transactions ........        4,994,889       (328,603)     1,412,334
                                              ----------    -----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        6,004,129        410,898      1,616,174
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       12,287,029      6,027,018        618,849
                                              ----------    -----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..       18,291,158      6,437,916      2,235,023
                                              ==========    ===========     ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)


                                                          OppGlSecVA                                   OppMGrInVA
                                         --------------------------------------------    ------------------------------------------
                                             2000            1999             1998           2000           1999            1998
                                         ------------    ------------    ------------    ------------    ----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $     99,579         255,944         389,267               -             -               -
  Mortality and expense charges
     (note 3) ........................       (154,903)        (90,423)        (84,767)            (59)            -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
     Net investment activity .........        (55,324)        165,521         304,500             (59)            -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
  Proceeds from mutual fund
     shares sold .....................      1,620,111       3,264,518       2,440,838           7,778             -               -
  Cost of mutual funds sold ..........       (915,782)     (2,337,002)     (1,633,051)         (7,880)            -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
     Realized gain (loss) on
       investments ...................        704,329         927,516         807,787            (102)            -               -
  Change in unrealized gain (loss)
     on investments ..................     (2,620,386)      1,000,292        (471,370)            809             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
     Net gain (loss) on investments ..     (1,916,057)      1,927,808         336,417             707             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
  Reinvested capital gains ...........      5,565,874         717,222       1,465,275               -             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
       Net change in contract
         owners' equity resulting
         from operations .............      3,594,493       2,810,551       2,106,192             648             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............      1,848,648       1,809,125       2,834,330           5,753             -               -
  Transfers between funds ............      3,632,319        (798,406)              -         176,427             -               -
  Surrenders .........................       (576,044)       (339,435)       (173,421)              -             -               -
  Death benefits (note 4) ............        (42,132)        (17,495)        (12,596)              -             -               -
  Policy loans (net of repayments)
     (note 5) ........................       (354,829)       (192,000)       (157,096)              -             -               -
  Deductions for surrender charges
     (note 2d) .......................        (58,207)        (64,075)        (21,354)              -             -               -
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......       (705,518)       (544,481)       (142,346)           (329)            -               -
  Asset charges (note 3):
     MSP contracts ...................         (8,371)         (1,651)              -             (69)            -               -
     LSFP contracts ..................         (3,861)           (749)              -               -             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
       Net equity transactions .......      3,732,005        (149,167)      2,327,517         181,782             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
NET CHANGE IN CONTRACT OWNERS'
  EQUITY .............................      7,326,498       2,661,384       4,433,709         182,430             -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     34,770,201      21,130,542      16,552,365               -             -               -
                                         ------------    ------------    ------------    ------------    ----------     -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 42,096,699      23,791,926      20,986,074         182,430             -               -
                                         ============    ============    ============    ============    ==========     ===========

                                                              OppMltStVA
                                             --------------------------------------------
                                                 2000            1999            1998
                                             ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............            684,260         480,400         116,421
  Mortality and expense charges
     (note 3) ........................            (62,428)        (61,508)        (60,451)
                                             ------------    ------------    ------------
     Net investment activity .........            621,832         418,892          55,970
                                             ------------    ------------    ------------
  Proceeds from mutual fund
     shares sold .....................          3,855,167       2,359,001       1,191,372
  Cost of mutual funds sold ..........         (3,551,080)     (2,004,956)       (910,992)
                                             ------------    ------------    ------------
     Realized gain (loss) on
       investments ...................            304,087         354,045         280,380
  Change in unrealized gain (loss)
     on investments ..................         (1,019,763)       (380,000)       (200,068)
                                             ------------    ------------    ------------
     Net gain (loss) on investments ..           (715,676)        (25,955)         80,312
                                             ------------    ------------    ------------
  Reinvested capital gains ...........            993,822         694,901         675,242
                                             ------------    ------------    ------------
       Net change in contract
         owners' equity resulting
         from operations .............            899,978       1,087,838         811,524
                                             ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ............            761,907         508,241       1,296,724
  Transfers between funds ............              5,882        (962,657)              -
  Surrenders .........................           (150,619)       (283,850)       (330,613)
  Death benefits (note 4) ............            (25,446)        (22,347)         (1,705)
  Policy loans (net of repayments)
     (note 5) ........................           (199,002)       (122,362)        (68,611)
  Deductions for surrender charges
     (note 2d) .......................            (15,219)        (53,583)        (40,710)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .......           (297,487)       (338,623)        (65,263)
  Asset charges (note 3):
     MSP contracts ...................             (4,286)         (1,154)              -
     LSFP contracts ..................             (1,190)           (524)              -
                                             ------------    ------------    ------------
       Net equity transactions .......             74,540      (1,276,859)        789,822
                                             ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS'
  EQUITY .............................            974,518        (189,021)      1,601,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         14,930,150      14,207,759      12,354,982
                                             ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................         15,904,668      14,018,738      13,956,328
                                             ============    ============    ============


NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        StOpp2                                   StDisc2
                                          --------------------------------------     ------------------------------------
                                             2000           1999         1998           2000           1999        1998
                                          ----------     ----------   ----------     ---------      ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends. . . . . . . . .  $         -              -        9,466             -              -           -
  Mortality and expense charges
     (note 3) . . . . . . . . . . . . .     (177,895)      (135,574)    (128,013)      (29,818)       (29,585)    (36,399)
                                          ----------     ----------   ----------     ---------      ---------   ---------
     Net investment activity. . . . . .     (177,895)      (135,574)    (118,547)      (29,818)       (29,585)    (36,399)
                                          ----------     ----------   ----------     ---------      ---------   ---------
  Proceeds from mutual fund
     shares sold. . . . . . . . . . . .    2,229,687      2,651,679    1,744,010     5,518,655      7,602,129   1,582,087
  Cost of mutual funds sold . . . . . .   (1,478,773)    (1,843,006)  (1,137,988)   (4,916,094)    (8,338,545) (1,281,933)
                                          ----------     ----------   ----------     ---------      ---------   ---------
     Realized gain (loss) on
       investments. . . . . . . . . . .      750,914        808,673      606,022       602,561       (736,416)    300,154
  Change in unrealized gain (loss)
     on investments . . . . . . . . . .      974,398      1,598,388     (677,163)      166,242       (770,988)    180,568
                                          ----------     ----------   ----------     ---------      ---------   ---------
     Net gain (loss) on investments . .    1,725,312      2,407,061      (71,141)      768,803     (1,507,404)    480,722
                                          ----------     ----------   ----------     ---------      ---------   ---------
  Reinvested capital gains. . . . . . .            -      3,541,869    3,488,003             -      1,035,670     120,028
                                          ----------     ----------   ----------     ---------      ---------   ---------
       Net change in contract
         owners' equity resulting
         from operations. . . . . . . .    1,547,417      5,813,356    3,298,315       738,985       (501,319)    564,351
                                          ----------     ----------   ----------     ---------      ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners . . . . . . .    1,984,381      2,194,780    2,605,777       507,390        572,779     463,511
  Transfers between funds . . . . . . .    1,263,517     (1,114,017)           -      (229,429)    (1,402,004)          -
  Surrenders. . . . . . . . . . . . . .     (810,403)      (523,814)    (241,367)     (112,361)       (90,705)   (113,497)
  Death benefits (note 4) . . . . . . .      (39,326)       (41,689)      (8,701)       (4,409)             -      (1,071)
  Policy loans (net of repayments)
     (note 5) . . . . . . . . . . . . .     (305,593)      (368,754)    (246,461)      (98,242)       (41,555)   (100,992)
  Deductions for surrender charges
     (note 2d). . . . . . . . . . . . .      (81,887)       (98,881)     (29,721)      (11,353)       (17,123)    (13,975)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c). . . . .     (829,574)      (776,598)    (144,972)     (162,218)      (186,922)    (36,131)
  Asset charges (note 3):
     MSP contracts. . . . . . . . . . .       (5,924)        (2,639)           -          (798)        18,982           -
     LSFP contracts . . . . . . . . . .       (2,747)        (1,197)           -          (432)         8,608           -
                                          ----------     ----------   ----------     ---------      ---------   ---------
       Net equity transactions. . . . .    1,172,444       (732,809)   1,934,555      (111,852)    (1,137,940)    197,845
                                          ----------     ----------   ----------     ---------      ---------   ---------
NET CHANGE IN CONTRACT OWNERS'
  EQUITY. . . . . . . . . . . . . . . .    2,719,861      5,080,547    5,232,870       627,133     (1,639,259)    762,196
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD . . . . . . . . . . . . . .   42,117,945     31,035,784   25,405,845     6,885,495      8,351,832   7,545,548
                                          ----------     ----------   ----------     ---------      ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD . . . . . . . . . . . . . .  $44,837,806     36,116,331   30,638,715     7,512,628      6,712,573   8,307,744
                                         ===========     ==========   ==========     =========      =========   =========
                                                               StIntStk2
                                               -----------------------------------------
                                                   2000           1999           1998
                                               -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends . . . . . . . . . . .             -          7,958         22,650
  Mortality and expense charges
     (note 3). . . . . . . . . . . . . . . .       (31,410)        (9,240)        (9,083)
                                               -----------    -----------    -----------
     Net investment activity . . . . . . . .       (31,410)        (1,282)        13,567
                                               -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold . . . . . . . . . . . . . .    22,721,721      4,010,749      3,049,320
  Cost of mutual funds sold. . . . . . . . .   (21,437,539)    (4,035,082)    (3,173,020)
                                               -----------    -----------    -----------
     Realized gain (loss) on
       investments . . . . . . . . . . . . .     1,284,182        (24,333)      (123,700)
  Change in unrealized gain (loss)
     on investments. . . . . . . . . . . . .    (1,793,295)       240,237        242,382
                                               -----------    -----------    -----------
     Net gain (loss) on investments. . . . .      (509,113)       215,904        118,682
                                               -----------    -----------    -----------
  Reinvested capital gains                               -              -              -
                                               -----------    -----------    -----------
       Net change in contract
         owners' equity resulting
         from operations . . . . . . . . . .      (540,523)       214,622        132,249
                                               -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners. . . . . . . . . .       285,970        188,897         (8,969)
  Transfers between funds. . . . . . . . . .      (732,984)      (115,285)             -
  Surrenders . . . . . . . . . . . . . . . .       (91,921)       (33,417)       (20,530)
  Death benefits (note 4). . . . . . . . . .        (1,173)             -         (5,991)
  Policy loans (net of repayments)
     (note 5). . . . . . . . . . . . . . . .        15,121        (20,863)       (20,946)
  Deductions for surrender charges
     (note 2d) . . . . . . . . . . . . . . .        (9,288)        (6,308)        (2,528)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) . . . . . . .      (115,628)       (54,022)        (1,125)
  Asset charges (note 3):
     MSP contracts . . . . . . . . . . . . .        (1,644)          (707)             -
     LSFP contracts. . . . . . . . . . . . .        (2,623)          (321)             -
                                               -----------    -----------    -----------
       Net equity transactions . . . . . . .      (654,170)       (42,026)       (60,089)
                                               -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS'
  EQUITY . . . . . . . . . . . . . . . . . .    (1,194,693)       172,596         72,160
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD. . . . . . . . . . . . . . . . .     7,468,116      1,986,996      1,986,172
                                               -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD. . . . . . . . . . . . . . . . .     6,273,423      2,159,592      2,058,332
                                               ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         VEWwBd                                   VEWwEmgMkt
                                         ------------------------------------        ----------------------------------------
                                             2000         1999         1998              2000           1999          1998
                                         -----------  ----------   ----------        -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends.................. $   125,433     135,225       24,030                  -              -        20,182
  Mortality and expense charges
     (note 3)...........................     (11,709)    (14,606)     (12,836)           (33,728)       (14,530)      (10,596)
                                         -----------  ----------   ----------        -----------    -----------   -----------
     Net investment activity............     113,724     120,619       11,194            (33,728)       (14,530)        9,586
                                         -----------  ----------   ----------        -----------    -----------   -----------
  Proceeds from mutual fund
     shares sold........................   7,227,587   3,219,812      444,657         15,583,968     14,917,573     2,681,020
  Cost of mutual funds sold.............  (7,489,078) (3,493,093)    (427,670)       (13,242,186)   (13,530,838)   (3,524,085)
                                         -----------  ----------   ----------        -----------    -----------   -----------
     Realized gain (loss) on
       investments......................    (261,491)   (273,281)      16,987          2,341,782      1,386,735      (843,065)
  Change in unrealized gain (loss)
     on investments.....................      79,908    (157,901)      50,573         (3,194,575)       (37,783)      222,177
                                         -----------  ----------   ----------         ----------    -----------   -----------
     Net gain (loss) on investments.....    (181,583)   (431,182)      67,560           (852,793)     1,348,952      (620,888)
                                         -----------  ----------   ----------        -----------    -----------   -----------
  Reinvested capital gains..............           -      60,420            -                  -              -        17,939
                                         -----------  ----------   ----------        -----------    -----------   -----------
       Net change in contract
         owners' equity resulting
         from operations................     (67,859)   (250,143)      78,754           (886,521)     1,334,422      (593,363)
                                         -----------  ----------   ----------        -----------    -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners...............      93,357     130,903      506,327            468,794        238,572       303,957
  Transfers between funds...............    (168,092)   (325,382)           -         (1,801,530)     1,310,742             -
  Surrenders............................     (15,262)    (41,688)     (11,858)          (102,466)       (48,930)       (9,087)
  Death benefits (note 4)...............           -      (1,088)      (3,254)            (6,036)             -        (4,921)
  Policy loans (net of repayments)
     (note 5)...........................     (19,677)    (73,512)     (16,172)          (106,736)       (14,461)      (10,202)
  Deductions for surrender charges
     (note 2d)..........................      (1,542)     (7,869)      (1,460)           (10,354)        (9,236)       (1,119)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c)..........     (43,823)    (60,584)      (5,901)          (156,467)       (65,785)       (5,654)
  Asset charges (note 3):
     MSP contracts......................        (749)       (261)           -             (3,016)         2,471             -
     LSFP contracts.....................         (75)       (119)           -             (2,872)         1,120             -
                                         -----------  ----------   ----------        -----------    -----------   -----------
       Net equity transactions..........    (155,863)   (379,600)     467,682         (1,720,683)     1,414,493       272,974
                                         -----------  ----------   ----------        -----------    -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY...    (223,722)   (629,743)     546,436         (2,607,204)     2,748,915      (320,389)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.............................   2,721,035   3,547,221    2,529,206         10,148,983      1,851,575     2,399,674
                                         -----------  ----------   ----------        -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...  $2,497,313   2,917,478    3,075,642          7,541,779      4,600,490     2,079,285
                                         ===========  ==========   ==========        ===========    ===========   ===========
                                                         VEWwHrdAst
                                          ----------------------------------------
                                             2000           1999            1998
                                          ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends...................     47,340         61,762         35,945
  Mortality and expense charges
     (note 3)............................    (18,103)       (19,298)       (31,604)
                                          ----------     ----------     ----------
     Net investment activity.............     29,237         42,464          4,341
                                          ----------     ----------     ----------
  Proceeds from mutual fund
     shares sold.........................  7,434,938     12,536,891      5,254,538
  Cost of mutual funds sold.............. (7,066,155)   (11,846,027)    (6,923,358)
                                          ----------     ----------     ----------
     Realized gain (loss) on
       investments.......................    368,783        690,864     (1,668,820)
  Change in unrealized gain (loss)
     on investments......................   (217,668)        41,295       (120,061)
                                          ----------     ----------     ----------
     Net gain (loss) on investments......    151,115        732,159     (1,788,881)
                                          ----------     ----------     ----------
  Reinvested capital gains...............          -              -        882,647
                                          ----------     ----------     ----------
       Net change in contract
         owners' equity resulting
         from operations.................    180,352        774,623       (901,893)
                                          ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners................    192,230        291,879        404,298
  Transfers between funds................   (198,627)      (723,551)             -
  Surrenders.............................    (44,164)      (240,281)       (52,118)
  Death benefits (note 4)................     (1,088)        (1,400)        (2,347)
  Policy loans (net of repayments)
     (note 5)............................    (48,255)        91,190        (58,205)
  Deductions for surrender charges
     (note 2d)...........................     (4,463)       (45,358)        (6,418)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c)...........    (87,721)       (99,237)       (84,904)
  Asset charges (note 3):
     MSP contracts.......................     (1,165)            25              -
     LSFP contracts......................       (199)            11              -
                                          ----------     ----------     ----------
       Net equity transactions...........   (193,452)      (726,722)       200,306
                                          ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....    (13,100)        47,901       (701,587)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................  4,294,443      4,129,585      6,316,203
                                          ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....  4,281,343      4,177,486      5,614,616
                                          ==========     ==========     ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                                 VKMSRESec                                     WPIntEq
                                             -----------------------------------------    -----------------------------------------
                                                 2000           1999           1998           2000           1999           1998
                                             -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................  $   241,653        400,217         12,298              -              -              -
  Mortality and expense charges
     (note 3) .............................      (20,570)       (27,026)       (33,996)       (43,734)       (37,101)       (46,915)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net investment activity ..............      221,083        373,191        (21,698)       (43,734)       (37,101)       (46,915)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ..........................    1,971,023      4,652,983      2,812,518      3,296,098      5,966,736      7,454,530
  Cost of mutual funds sold ...............   (2,030,399)    (5,521,374)    (2,907,348)    (2,495,405)    (5,942,488)    (7,745,663)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Realized gain (loss) on
       investments ........................      (59,376)      (868,391)       (94,830)       800,693         24,248       (291,133)
  Change in unrealized gain (loss)
     on investments .......................      525,125        983,802       (425,117)    (1,866,958)       607,775      1,610,483
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net gain (loss) on investments .......      465,749        115,411       (519,947)    (1,066,265)       632,023      1,319,350
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ................            -              -        121,016              -              -              -
                                             -----------    -----------    -----------    -----------    -----------    -----------
       Net change in contract
         owners' equity resulting
         from operations ..................      686,832        488,602       (420,629)    (1,109,999)       594,922      1,272,435
                                             -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .................      351,094        564,262        666,162        653,750        711,491        197,051
  Transfers between funds .................       27,347       (972,989)             -     (1,233,342)       229,058              -
  Surrenders ..............................      (61,337)       (90,507)       (61,824)      (110,873)      (157,093)       (30,817)
  Death benefits (note 4) .................       (2,472)        (2,653)       (10,901)       (12,678)       (46,674)        (7,841)
  Policy loans (net of repayments)
     (note 5) .............................       (5,153)       (82,519)       (28,419)      (119,308)       (36,287)      (121,860)
  Deductions for surrender charges
     (note 2d) ............................       (6,198)       (17,085)        (7,613)       (11,203)       (29,655)        (3,795)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ............     (128,719)      (167,494)       (29,860)      (222,077)      (212,432)       (16,044)
  Asset charges (note 3):
     MSP contracts ........................       (2,061)           (47)             -         (4,392)           808              -
     LSFP contracts .......................       (1,320)           (22)             -         (3,417)           367              -
                                             -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ............      171,181       (769,054)       527,545     (1,063,540)       459,583         16,694
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      858,013       (280,452)       106,916     (2,173,539)     1,054,505      1,289,129
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    5,105,071      6,539,291      7,628,431     13,668,214      9,289,108      9,978,378
                                             -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD......   $5,963,084      6,258,839      7,735,347     11,494,675     10,343,613     11,267,507
                                             ===========    ===========    ===========    ===========    ===========    ===========
                                                              WPGlPVenCp
                                                -----------------------------------------
                                                    2000           1999           1998
                                                -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................               -              -              -
  Mortality and expense charges
     (note 3) .............................         (13,087)        (4,873)        (3,714)
                                                -----------    -----------    -----------
     Net investment activity ..............         (13,087)        (4,873)        (3,714)
                                                -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ..........................      10,053,642      2,958,840      3,485,129
  Cost of mutual funds sold ...............      (9,277,604)    (2,833,602)    (3,402,821)
                                                -----------    -----------    -----------
     Realized gain (loss) on
       investments ........................         776,038        125,238         82,308
  Change in unrealized gain (loss)
     on investments .......................        (705,531)        29,894        (15,371)
                                                -----------    -----------    -----------
     Net gain (loss) on investments .......          70,507        155,132         66,937
                                                -----------    -----------    -----------
  Reinvested capital gains ................               -              -              -
                                                -----------    -----------    -----------
       Net change in contract
         owners' equity resulting
         from operations ..................          57,420        150,259         63,223
                                                -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners .................         106,519         63,366         (9,777)
  Transfers between funds .................      (1,344,657)      (131,843)             -
  Surrenders ..............................         (17,859)       (19,367)           (59)
  Death benefits (note 4) .................               -              -              -
  Policy loans (net of repayments)
     (note 5) .............................         (14,502)        (6,551)         4,461
  Deductions for surrender charges
     (note 2d) ............................          (1,805)        (3,656)            (7)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ............         (51,580)       (23,447)          (493)
  Asset charges (note 3):
     MSP contracts ........................            (931)           (27)             -
     LSFP contracts .......................            (791)           (12)             -
                                                -----------    -----------    -----------
       Net equity transactions ............      (1,325,606)      (121,537)        (5,875)
                                                -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (1,268,186)        28,722         57,348
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       4,433,538      1,100,662        766,675
                                                -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD......       3,165,352      1,129,384        824,023
                                                ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                                                 WPSmCoGr
                                                            --------------------------------------------------

                                                                 2000               1999              1998
                                                            ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        $         --                 --                 --
  Mortality and expense charges
     (note 3) ......................................            (118,332)           (56,071)           (69,420)
                                                            ------------       ------------       ------------
     Net investment activity .......................            (118,332)           (56,071)           (69,420)
                                                            ------------       ------------       ------------
  Proceeds from mutual fund
     shares sold ...................................          22,914,310          5,060,104          8,087,280
  Cost of mutual funds sold ........................         (13,788,445)        (5,328,231)        (7,533,905)
                                                            ------------       ------------       ------------
     Realized gain (loss) on
       investments .................................           9,125,865           (268,127)           553,375
  Change in unrealized gain (loss)
     on investments ................................         (10,630,706)         1,157,599            111,285
                                                            ------------       ------------       ------------
     Net gain (loss) on investments ................          (1,504,841)           889,472            664,660
                                                            ------------       ------------       ------------
  Reinvested capital gains .........................                  --                 --                 --
                                                            ------------       ------------       ------------
       Net change in contract
         owners' equity resulting
         from operations ...........................          (1,623,173)           833,401            595,240
                                                            ------------       ------------       ------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners ..........................           1,517,091          1,384,945            246,616
  Transfers between funds ..........................           5,854,105         (1,260,836)                --
  Surrenders .......................................            (354,653)          (155,832)          (136,722)
  Death benefits (note 4) ..........................             (17,059)           (60,498)           (10,532)
  Policy loans (net of repayments)
     (note 5) ......................................            (267,586)           (53,389)          (149,141)
  Deductions for surrender charges
     (note 2d) .....................................             (35,836)           (29,417)           (16,835)
  Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....................            (549,426)          (368,170)           (38,444)
  Asset charges (note 3):
     MSP contracts .................................              (9,580)              (198)                --
     LSFP contracts ................................              (6,555)               (90)                --
                                                            ------------       ------------       ------------
       Net equity transactions .....................           6,130,501           (543,485)          (105,058)
                                                            ------------       ------------       ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..............           4,507,328            289,916            490,182
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................          25,526,305         15,178,630         15,632,197
                                                            ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............        $ 30,033,633         15,468,546         16,122,379
                                                            ============       ============       ============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2000, 1999 AND 1998
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)
                Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Shares
                 (JanACapApS)
                Janus Aspen - Global Technology Portfolio - Service Shares
                 (JanAGlTchS)
                Janus Aspen - International Growth Portfolio - Service Shares
                 (JanAIntGrS)

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                 (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Bond Fund/VA (OppBdVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA) Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
                 (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                 (WPGlPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:
                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year
                 ($65/year in New York)
                Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 2000:


                                             TOTAL            ACVPBal         ACVPCapAp         ACVPIncGr          ACVPInt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       12,431                 -            1,325                 -              594
     Single Premium contracts issued
       on or after April 16, 1990....         861,250             4,279           26,319             3,766           22,213
     Multiple Payment and Flexible
       Premium contracts.............       3,592,849            17,486           75,066            12,378           79,013
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $    4,466,530            21,765          102,710            16,144          101,820
                                       ==============      ============     ============      ============     ============

                                           ACVPValue          DrySRGr         DryStkIx           DryVApp        DryEuroEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued

       prior to April 16, 1990.......  $            -               304            1,021                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           2,271             7,368           58,536             6,807                -
     Multiple Payment and Flexible
       Premium contracts.............           8,385            69,562          344,543            22,587               16
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $       10,656            77,234          404,100            29,394               16
                                       ==============      ============     ============      ============     ============

                                                                     (Continued)
                                       29

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                           DryVGrInc         FidVEqIn          FidVGr           FidVHiIn         FidVOvSe
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             1,040            1,731               261              379
     Single Premium contracts issued
       on or after April 16, 1990....           1,257            75,201          126,130            18,974           31,278
     Multiple Payment and Flexible
       Premium contracts.............           8,571           239,074          601,491            71,048           90,723
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $        9,828           315,315          729,352            90,283          122,380
                                       ==============      ============     ============      ============     ============


                                             FidVAM           FidVCon         FidVGrOp         JanACapApS       JanAGlTchS
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          174                 -               88                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          39,135            44,874            2,061               328              163
     Multiple Payment and Flexible
       Premium contracts.............          96,670           223,140           18,853               366              560
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $      135,979           268,014           21,002               694              723
                                       ==============      ============     ============      ============     ============




                                           JanAIntGrS         MSEmMkt         NSATCapAp         NSATGvtBd       NSATMidCap
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                64                9               170                -
     Single Premium contracts issued
       on or after April 16, 1990....             293             1,571            9,642            24,389               55
     Multiple Payment and Flexible
       Premium contracts.............             132             1,627          127,026            25,369                4
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $          425             3,262          136,677            49,928               59
                                       ==============      ============     ============      ============     ============


                                            NSATMMkt        NSATMSecBd       NSATSmCapG        NSATSmCapV         NSATSmCo
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,245                17                -               117              100
     Single Premium contracts issued
       on or after April 16, 1990....          85,599                 7                2            11,890           22,325
     Multiple Payment and Flexible
       Premium contracts.............         126,231                23               72             7,575           88,628
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $      213,075                47               74            19,582          111,053
                                       ==============      ============     ============      ============     ============


                                           NSATStrGro        NSATTotRtn         NBAMTGro        NBAMTGuard        NBAMTLMat
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               278            1,178                 -              545
     Single Premium contracts issued
       on or after April 16, 1990....             126            27,372           38,782               203            5,984
     Multiple Payment and Flexible
       Premium contracts.............             133           345,827          120,029             7,320            9,988
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $          259           373,477          159,989             7,523           16,517
                                       ==============      ============     ============      ============     ============



                                            NBAMTPart       OppAggGrVA        OppBdVA          OppCapApVa       OppGlSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -               511              328
     Single Premium contracts issued
       on or after April 16, 1990....          10,662               246            7,534            11,237           21,976
     Multiple Payment and Flexible
       Premium contracts.............          89,889                52           35,164            46,103          132,599
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $      100,551               298           42,698            57,851          154,903
                                       ==============      ============     ============      ============     ============

                                       30



                                          OppMGrinVA        OppMltSTVA         StOpp2            StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -               90                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....               4            19,708           29,545             4,814            7,863
     Multiple Payment and Flexible
       Premium contracts.............              55            42,720          148,260            25,004           23,547
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $           59            62,428          177,895            29,818           31,410
                                       ==============      ============     ============      ============     ============



                                            VEWwBd          VEWwEmgMkt       VEWwHrdAst         VKMSRESec        WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           89               302                1                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,137             3,384            5,592             6,383            7,663
     Multiple Payment and Flexible
       Premium contracts.............           8,483            30,042           12,510            14,187           36,071
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $       11,709            33,728           18,103            20,570           43,734
                                       ==============      ============     ============      ============     ============




                                          WPGlPVenCp         WPSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          470                 -
     Single Premium contracts issued
       on or after April 16, 1990....           1,532            20,770
     Multiple Payment and Flexible
       Premium contracts.............          11,085            97,562
                                       --------------      ------------
         Total.......................  $       13,087           118,332
                                       ==============      ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 1999:

                                             TOTAL            ACVPBal         ACVPCapAp         ACVPincGr         ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       10,469                 -              712                 -              186
     Single Premium contracts issued
       on or after April 16, 1990....       1,050,752             5,891           16,606             8,762           18,297
     Multiple Payment and Flexible
       Premium contracts.............       2,943,531            17,736           33,391             4,772           44,516
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $    4,004,752            23,627           50,709            13,534           62,999
                                       ==============      ============     ============      ============     ============


                                          ACVPValue          DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               232            2,197                53                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,308             6,836           89,558            11,263            1,035
     Multiple Payment and Flexible
       Premium contracts.............           8,443            51,146          286,372            17,870            8,688
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,751            58,214          378,127            29,186            9,723
                                       ==============      ============     ============      ============     ============



                                            FidVEqin            FidVGr         FidVHiln         FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,071               908              269               490              150
     Single Premium contracts issued
       on or after April 16, 1990....         135,118           145,771           30,969            38,073           51,335
     Multiple Payment and Flexible
       Premium contracts.............         243,379           412,988           90,566            59,821           87,648
                                       --------=-----      ------------     ------------      ------------     ------------
         Total.......................  $      379,568           559,667          121,804            98,384          139,133
                                       ==============      ============     ============      ============     ============

                                                                     (Continued)
                                       31

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                           FidVCon           FidVGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           68                91               51               530              212
     Single Premium contracts issued
       on or after April 16, 1990....          58,558             3,696              419            28,567           40,829
     Multiple Payment and Flexible
       Premium contracts.............         181,878            23,355            1,389           148,294           28,440
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $      240,504            27,142            1,859           177,391           69,481
                                       ==============      ============     ============      ============     ============


                                           NSATMMkt         NSATSmCapV         NSATSmCo        NSATTotRtn         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          972               120               88               878              510
     Single Premium contracts issued
       on or after April 16, 1990....          99,378             2,917            7,316            38,346           33,408
     Multiple Payment and Flexible
       Premium contracts.............         131,540             4,703           62,222           370,670           56,429
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $      231,890             7,740           69,626           409,894           90,347
                                       ==============      ============     ============      ============     ============


                                          NBAMTGuard         NBAMTLMat        NBAMTPart          OppBdVA        OppGlSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           20               467                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           1,002             8,848           16,290            10,589           14,368
     Multiple Payment and Flexible
       Premium contracts.............           5,184            12,534          123,084            40,810           76,055
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,206            21,849          139,374            51,399           90,423
                                       ==============      ============     ============      ============     ============


                                          OppCapApVa        OppMltStVA         StOpp2           StDisc2          StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -               69                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           5,685            20,608           31,334             5,971            2,568
     Multiple Payment and Flexible
       Premium contracts.............          17,104            40,900          104,171            23,614            6,672
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $       22,789            61,508          135,574            29,585            9,240
                                       ==============      ============     ============      ============     ============


                                            VEWwBd          VEWwEmgMkt       VEWwHrdAst         VKMSRESec         WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           88                17                -                 -               20
     Single Premium contracts issued
       on or after April 16, 1990....           5,101             5,294            8,515             7,291           14,798
     Multiple Payment and Flexible
       Premium contracts.............           9,417             9,219           10,783            19,735           22,283
                                       --------------      ------------     ------------      ------------     ------------
         Total.......................  $       14,606            14,530           19,298            27,026           37,101
                                       ==============      ============     ============      ============     ============


                                          WPGLPVenCp         WPSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           2,043            13,191
     Multiple Payment and Flexible
       Premium contracts.............           2,830            42,880
                                       --------------      ------------
         Total.......................  $        4,873            56,071
                                       ==============      ============

                                       32

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 1998:

                                             TOTAL           ACVPBal         ACVPCapAp         ACVPIncGr          ACVPInt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       10,588                 -              717                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....         805,716             6,110           12,151               155           24,756
     Multiple Payment and Flexible
       Premium contracts.............       2,492,593            11,873           42,995               133           21,308
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    3,308,897            17,983           55,863               288           46,064
                                         ============      ============     ============      ============     ============

                                          ACVPValue           DrySRGr         DryStkIx           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            1,824                52                -
     Single Premium contracts issued
       on or after April 16, 1990....           2,921             4,522            4,734             3,804            1,369
     Multiple Payment and Flexible
       Premium contracts.............           7,015            31,495          225,357             4,080            5,780
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        9,936            36,017          231,915             7,936            7,149
                                         ============      ============     ============      ============     ============

                                           FidVEqin            FidVGr         FidVHiIn          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,312             1,086              504               599              153
     Single Premium contracts issued
       on or after April 16, 1990....         118,783            89,829           34,702            33,033           47,464
     Multiple Payment and Flexible
       Premium contracts.............         239,613           290,370           89,528            69,246           95,145
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      359,708           381,285          124,734           102,878          142,762
                                         ============      ============     ============      ============     ============

                                            FidVCon          FidVGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           63                 -                -               327              159
     Single Premium contracts issued
       on or after April 16, 1990....          32,678             5,273              288            17,113           31,279
     Multiple Payment and Flexible
       Premium contracts.............         112,318             6,064            1,126            94,257           19,729
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      145,059            11,337            1,414           111,697           51,167
                                         ============      ============     ============      ============     ============

                                            NSATMMkt        NSATSmCapV         NSATSmCo        NSATTotRtn        NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          743                 -                -               838              863
     Single Premium contracts issued
       on or after April 16, 1990....          83,819                 4            7,385            32,630           21,053
     Multiple Payment and Flexible
       Premium contracts.............         110,528                 5           55,780           325,469           66,621
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      195,090                 9           63,165           358,937           88,537
                                         ============      ============     ============      ============     ============

                                          NBAMTGuard         NBAMTLMat        NBAMTPart         OppBdVa         OppGLSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               502                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....              20            13,858           36,113            10,782           13,172
     Multiple Payment and Flexible
       Premium contracts.............               6            14,303          113,499            35,476           71,595
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $           26            28,663          149,612            46,258           84,767
                                         ============      ============     ============      ============     ============

                                                                     (Continued)
                                       33

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                          OppCapApVA        OppMltstVA         StOpp2           StDisc2         StIntStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -               65                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             529            19,254           25,383             8,085            2,306
     Multiple Payment and Flexible
       Premium contracts.............           5,085            41,197          102,565            28,314            6,777
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        5,614            60,451          128,013            36,399            9,083
                                         ============      ============     ============      ============     ============




                                            VEWwBd          VEWwEmgMkt       VEWwHrdAst         VKMSRESec         WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            1                 -              333               338              109
     Single Premium contracts issued
       on or after April 16, 1990....           5,118             1,181           14,061            10,032           10,946
     Multiple Payment and Flexible
       Premium contracts.............           7,717             9,415           17,210            23,626           35,860
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,836            10,596           31,604            33,996           46,915
                                         ============      ============     ============      ============     ============



                                          WPGLPVenCp         WPSmCoGr
                                         ------------      ------------

     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -
     Single Premium contracts issued
       on or after April 16, 1990....             941            18,080
     Multiple Payment and Flexible
       Premium contracts.............           2,773            51,340
                                         ------------      ------------
         Total.......................  $        3,714            69,420
                                         ============      ============



(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  Components of contract owners' equity

     The following is a summary of contract owners' equity at June 30, 2000, for each product in the accumulation phase.

     Contract owners' equity represented by:

                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------
      Single Premium contracts issued prior to
      April 16, 1990:

         American Century VP - American Century
            VP Capital Appreciation . . . . . . . . . . . . .  6,415              $ 42.980416    $   275,719          17%

         American Century VP -
            American Century VP International . . . . . . . .  4,913                25.154705        123,585          (6)%

         The Dreyfus Socially Responsible

            Growth Fund, Inc. . . . . . . . . . . . . . . . .  1,694                37.342400         63,258           2%

         Dreyfus Stock Index Fund . . . . . . . . . . . . . .  6,380                33.299785        212,453          (1)%

         Fidelity VIP - Equity-Income Portfolio . . . . . . .  5,011                43.184959        216,400          (3)%

         Fidelity VIP - Growth Portfolio. . . . . . . . . . .  4,311                83.609959        360,443           5%

         Fidelity VIP - High Income Portfolio . . . . . . . .  1,958                27.734873         54,305          (5)%

         Fidelity VIP - Overseas Portfolio. . . . . . . . . .  2,412                32.714959         78,908          (5)%

         Fidelity VIP-II - Asset Manager Portfolio. . . . . .  1,181                30.723922         36,285          (1)%

         Fidelity VIP-III -
            Growth Opportunities Portfolio. . . . . . . . . .  1,352                13.527261         18,289          (4)%

         Morgan Stanley -
            Emerging Markets Debt Portfolio . . . . . . . . .  1,389                 9.569746         13,292           6%

         Nationwide SAT -
            Capital Appreciation Fund . . . . . . . . . . . .     56                32.817208          1,838           1%

         Nationwide SAT -
            Government Bond Fund. . . . . . . . . . . . . . .  1,508                23.531059         35,485           4%

         Nationwide SAT - Money Market Fund . . . . . . . . . 14,924                17.368940        259,214           3%

         Nationwide SAT -
            Multi Sector Bond Fund. . . . . . . . . . . . . .    352                10.169951          3,580           2%

         Nationwide SAT - Small Cap Value Fund. . . . . . . .  2,015                12.078102         24,337          11%

         Nationwide SAT - Small Company Fund. . . . . . . . .    836                24.944101         20,853           7%

         Nationwide SAT - Total Return Fund . . . . . . . . .  1,312                44.113476         57,877           3%

         Neuberger & Berman AMT -
            Growth Portfolio. . . . . . . . . . . . . . . . .  3,943                62.172211        245,145          14%

         Neuberger & Berman AMT -
            Limited Maturity Bond Fund. . . . . . . . . . . .  6,133                18.512380        113,536           2%

         Oppenheimer
            Capital Appreciation Fund/VA. . . . . . . . . . .  5,374                19.809088        106,454           9%

         Oppenheimer
            Global Securities Fund/VA . . . . . . . . . . . .  2,125                32.151658         68,322          10%

         Strong Opportunity Fund II, Inc. . . . . . . . . . .    449                41.885259         18,806           4%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Van Eck WIT - Worldwide Bond Fund . . . . . . . . .   1,213                15.241310         18,488           0%

         Van Eck WIT -
            Worldwide Emerging Markets Fund. . . . . . . . .   6,248                10.061576         62,865         (13)%

         Van Eck WIT -
            Worldwide Hard Assets Fund . . . . . . . . . . .       5                12.525276             63           4%

         Warburg Pincus Trust -
            Global Post-Venture Capital Portfolio. . . . . .   4,755                20.585314         97,883           5%

      Single Premium contracts issued on or after April 16, 1990:

         American Century VP -
            American Century VP Balanced . . . . . . . . . .  31,996                20.416546        653,248           1%

         American Century VP - American Century
            VP Capital Appreciation. . . . . . . . . . . . . 142,303                28.237153      4,018,232          17%

         American Century VP - American Century
            VP Income & Growth . . . . . . . . . . . . . . .  47,586                12.083124        574,988          (4)%

         American Century VP -
            American Century VP International. . . . . . . . 139,070                24.386291      3,391,401          (7)%

         American Century VP -
            American Century VP Value. . . . . . . . . . . .  28,446                12.191012        346,786          (5)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc.. . . . . . . . . . . . . . . .  31,163                36.098124      1,124,926           2%

         Dreyfus Stock Index Fund. . . . . . . . . . . . . . 277,642                32.188665      8,936,925          (1)%

         Dreyfus VIF - Appreciation Portfolio. . . . . . . .  70,600                14.720022      1,039,234           2%

         Dreyfus VIF -
            Growth and Income Portfolio. . . . . . . . . . .  13,358                14.365377        191,893          (2)%

         Fidelity VIP - Equity-Income Portfolio. . . . . . . 332,455                34.534901     11,481,301          (3)%

         Fidelity VIP -
            Growth Opportunities Portfolio . . . . . . . . .  17,982                13.249937        238,260          (4)%

         Fidelity VIP - Growth Portfolio . . . . . . . . . . 340,648                56.530281     19,256,927           4%

         Fidelity VIP - High Income Portfolio. . . . . . . . 103,845                27.896133      2,896,874          (5)%

         Fidelity VIP - Overseas Portfolio . . . . . . . . . 207,291                23.036637      4,775,288          (6)%

         Fidelity VIP-II - Asset Manager Portfolio . . . . . 203,672                29.336240      5,974,971          (1)%

         Fidelity VIP-II - Contrafund Portfolio. . . . . . . 269,074                25.064937      6,744,323          (2)%

         Janus Aspen Series -
            Capital Appreciation Portfolio . . . . . . . . .  13,594                 9.301931        126,450          (7)%(a)

         Janus Aspen Series -
            Global Technology Portfolio. . . . . . . . . . .  13,066                10.081425        131,724           1%(a)

         Janus Aspen Series -
            International Growth Portfolio . . . . . . . . .  18,723                 9.724184        182,066          (3)%(a)

                                       36

                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Morgan Stanley -
            Emerging Markets Debt Portfolio . . . . . . . .   10,926                 9.373441        102,414           6%

         Nationwide SAT -
            Capital Appreciation Fund . . . . . . . . . . .   46,646                31.559777      1,472,137           0%

         Nationwide SAT -
            Government Bond Fund. . . . . . . . . . . . . .  195,239                19.072199      3,723,637           3%

         Nationwide SAT - Mid Cap Index Fund. . . . . . . .      857                 9.857951          8,448          (1)%(a)

         Nationwide SAT - Money Market Fund . . . . . . . .  914,797                14.240158     13,026,854           2%

         Nationwide SAT -
            Multi Sector Bond Fund. . . . . . . . . . . . .    4,246                10.156626         43,125           2%(a)

         Nationwide SAT -
            Small Cap Growth Fund . . . . . . . . . . . . .       30                10.165270            305           2%(a)

         Nationwide SAT - Small Cap Value Fund. . . . . . .  255,813                11.870653      3,036,667          10%

         Nationwide SAT - Small Company Fund. . . . . . . .   90,057                24.285896      2,187,115           7%

         Nationwide SAT -
            Strategic Growth Fund . . . . . . . . . . . . .    7,955                10.096335         80,316           1%(a)

         Nationwide SAT - Total Return Fund . . . . . . . .  110,742                37.184928      4,117,933           3%

         Neuberger & Berman AMT -
            Growth Portfolio. . . . . . . . . . . . . . . .  138,090                42.877597      5,920,967          14%

         Neuberger & Berman AMT -
            Guardian Portfolio. . . . . . . . . . . . . . .    2,851                10.854257         30,945           3%

         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio . . . . . . . .   58,879                15.516072        913,571           1%

         Neuberger & Berman AMT -
            Partners Portfolio. . . . . . . . . . . . . . .   67,575                24.088791      1,627,800          (1)%

         Oppenheimer
            Aggressive Growth Fund/VA . . . . . . . . . . .    3,519                10.661721         37,519           7%

         Oppenheimer Bond Fund/VA . . . . . . . . . . . . .   61,865                18.591992      1,150,194           1%

         Oppenheimer
            Global Securities Fund/VA . . . . . . . . . . .  107,956                31.078774      3,355,140          10%

         Oppenheimer Growth Fund/VA . . . . . . . . . . . .   88,420                19.403178      1,715,629           9%

         Oppenheimer
            Main Street Growth & Income/VA. . . . . . . . .       62                 9.923502            615          (1)%

         Oppenheimer
            Multiple Strategies Fund/VA . . . . . . . . . .  112,906                26.649552      3,008,894           6%

         Strong VIF - Strong Discovery Fund II. . . . . . .   33,969                21.635577        734,939          11%

         Strong VIF -
            Strong International Stock Fund II. . . . . . .   83,030                14.457718      1,200,424         (12)%

         Strong VIF -
            Strong Opportunity Fund II, Inc.. . . . . . . .  111,976                40.283344      4,510,768           3%

                                                                                                              (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Van Eck WIT - Worldwide Bond Fund. . . . . . . .     32,914                14.552700        478,988          (1)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund . . . . . . .     52,529                 9.836053        516,678         (13)%

         Van Eck WIT -
            Worldwide Hard Assets Fund. . . . . . . . . .     63,127                13.524434        853,757           3%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Fund . . . . . . . . .     57,612                16.915844        974,556          14%

         Warburg Pincus Trust -
            International Equity Portfolio. . . . . . . .     73,372                15.945187      1,169,930          (9)%

         Warburg Pincus Trust -
            Global Post-Venture Capital Portfolio . . . .     11,622                20.124199        233,883           4%

         Warburg Pincus Trust -
            Small Company Growth Portfolio. . . . . . . .    122,065                25.978527      3,171,069           2%

      Multiple Payment contracts and
      Flexible Premium contracts:

         American Century VP -
            American Century VP Balanced. . . . . . . . .    207,595                21.269538      4,415,450           1%

         American Century VP - American Century
            VP Capital Appreciation . . . . . . . . . . .    783,810                27.248563     21,357,696          17%

         American Century VP - American Century
            VP Income & Growth. . . . . . . . . . . . . .    255,946                12.214588      3,126,275          (4)%

         American Century VP -
            American Century VP International . . . . . .    747,558                25.117659     18,776,907          (6)%

         American Century VP -
            American Century VP Value . . . . . . . . . .    152,146                12.407385      1,887,734          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. . . . . . . . . . . . . . .    499,932                37.333022     18,663,972           2%

         Dreyfus Stock Index Fund . . . . . . . . . . . .  2,632,727                33.292046     87,648,868          (1)%

         Dreyfus VIF - Appreciation Portfolio . . . . . .    389,447                14.939512      5,818,148           2%

         Dreyfus VIF - European Equity Portfolio. . . . .      2,248                 9.765505         21,953          (2)%(a)

         Dreyfus VIF -
            Growth and Income Portfolio . . . . . . . . .    151,182                14.620238      2,210,317          (1)%

         Fidelity VIP - Equity-Income Portfolio . . . . .  1,599,715                36.245575     57,982,590          (3)%

         Fidelity VIP -
            Growth Opportunities Portfolio. . . . . . . .    429,757                13.447601      5,779,201          (4)%

         Fidelity VIP - Growth Portfolio. . . . . . . . .  2,673,456                58.522458    156,457,216           5%

         Fidelity VIP - High Income Portfolio . . . . . .    640,788                26.574602     17,028,686          (5)%

         Fidelity VIP - Overseas Portfolio. . . . . . . .    882,638                25.378931     22,400,409          (5)%

                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Fidelity VIP-II - Asset Manager Portfolio. . . .    888,836                27.059327     24,051,304          (1)%

         Fidelity VIP-II - Contrafund Portfolio . . . . .  2,148,148                25.698199     55,203,535          (2)%

         Janus Aspen Series -
            Capital Appreciation Portfolio. . . . . . . .     94,611                 9.309560        880,787          (7)%(a)

         Janus Aspen Series -
            Global Technology Portfolio . . . . . . . . .     92,673                10.089666        935,040           1%(a)

         Janus Aspen Series -
            International Growth Portfolio. . . . . . . .     43,691                 9.732155        425,208          (3)%(a)

         Morgan Stanley -
            Emerging Markets Debt Portfolio . . . . . . .     61,089                 9.513376        581,163           6%

         Nationwide SAT -
            Capital Appreciation Fund . . . . . . . . . .    975,154                32.877948     32,061,063           0%

         Nationwide SAT -
            Government Bond Fund. . . . . . . . . . . . .    325,686                18.150229      5,911,275           4%

         Nationwide SAT - Mid Cap Index Fund. . . . . . .     13,930                 9.866027        137,434          (1)%(a)

         Nationwide SAT - Money Market Fund . . . . . . .  2,105,080                14.186996     29,864,762           2%

         Nationwide SAT -
            Multi Sector Bond Fund. . . . . . . . . . . .      1,326                10.164955         13,479           2%

         Nationwide SAT -
            Small Cap Growth Fund . . . . . . . . . . . .     13,584                10.173586        138,198           2%(a)

         Nationwide SAT - Small Cap Value Fund. . . . . .    228,209                11.999870      2,738,478          11%

         Nationwide SAT - Small Company Fund. . . . . . .  1,019,044                24.861403     25,334,864           7%

         Nationwide SAT -
            Strategic Growth Fund . . . . . . . . . . . .     24,669                10.104589        249,270           1%(a)

         Nationwide SAT - Total Return Fund . . . . . . .  2,427,549                36.120724     87,684,827           3%

         Neuberger & Berman AMT -
            Growth Portfolio. . . . . . . . . . . . . . .    777,780                43.038224     33,474,270          14%

         Neuberger & Berman AMT -
            Guardian Portfolio. . . . . . . . . . . . . .    164,010                10.972407      1,799,584           3%

         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio . . . . . . .    153,168                15.187538      2,326,245           2%

         Neuberger & Berman AMT -
            Partners Portfolio. . . . . . . . . . . . . .    890,741                24.811256     22,100,403          (1)%

         Oppenheimer
            Aggressive Growth Fund/VA . . . . . . . . . .     96,402                10.670421      1,028,650           7%(a)

         Oppenheimer Bond Fund/VA . . . . . . . . . . . .    472,868                17.959057      8,492,263           2%

         Oppenheimer
            Global Securities Fund/VA . . . . . . . . . .  1,107,837                32.144397     35,610,752          10%

         Oppenheimer Growth Fund/VA . . . . . . . . . . .    729,049                19.692541     14,356,827           9%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Oppenheimer
            Main Street Growth & Income/VA. . . . . . . . .   11,659                 9.931623        115,793          (1)%(a)

         Oppenheimer
            Multiple Strategies Fund/VA . . . . . . . . . .  432,518                26.750095     11,569,898           6%

         Strong VIF - Strong Discovery Fund II. . . . . . .  287,247                22.537617      6,473,863          11%

         Strong VIF -
            Strong International Stock Fund II. . . . . . .  285,882                14.800344      4,231,152         (12)%

         Strong VIF -
            Strong Opportunity Fund II, Inc.. . . . . . . .  909,850                41.961900     38,179,035           4%

         Van Eck WIT - Worldwide Bond Fund. . . . . . . . .  130,953                13.920782      1,822,968          (1)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund . . . . . . . .  599,413                10.010672      6,000,527         (13)%

         Van Eck WIT -
            Worldwide Hard Assets Fund. . . . . . . . . . .  205,673                15.175472      3,121,185           4%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Fund . . . . . . . . . .  240,991                17.343368      4,179,596          14%

         Warburg Pincus Trust -
            Global Post-Venture Capital Portfolio . . . . .  118,658                20.481233      2,430,262           5%

         Warburg Pincus Trust -
            International Equity Portfolio. . . . . . . . .  526,717                16.348137      8,610,842          (9)%

         Warburg Pincus Trust -
            Small Company Growth Portfolio. . . . . . . . .  871,755                26.635120     23,219,299           2%

      Modified Single Premium contracts and
      Last Survivor Flexible Premium contracts:

         American Century VP -
            American Century VP Balanced. . . . . . . . . .   47,420                16.328246        774,285           1%

         American Century VP - American Century
            VP Capital Appreciation . . . . . . . . . . . .  119,957                16.670308      1,999,720          17%

         American Century VP - American Century
            VP Income & Growth. . . . . . . . . . . . . . .   59,764                12.427941        742,743          (4)%

         American Century VP -
            American Century VP International . . . . . . .  149,003                23.402561      3,487,052          (6)%

         American Century VP -
            American Century VP Value . . . . . . . . . . .   50,041                12.761585        638,602          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. . . . . . . . . . . . . . . .   84,024                24.782180      2,082,298           3%

         Dreyfus Stock Index Fund . . . . . . . . . . . . .  586,479                23.430492     13,741,492          (1)%

         Dreyfus VIF - Appreciation Portfolio . . . . . . .   66,953                15.297533      1,024,216           3%



                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------

         Dreyfus VIF - European Equity Portfolio . . . . .       275                 9.778327          2,689          (2)%(a)

         Dreyfus VIF -
            Growth and Income Portfolio. . . . . . . . . .    49,262                15.037439        740,774          (1)%

         Fidelity VIP - Equity-Income Portfolio. . . . . .   413,346                15.968906      6,600,683          (3)%

         Fidelity VIP -
            Growth Opportunities Portfolio . . . . . . . .    68,886                13.769984        948,559          (4)%

         Fidelity VIP - Growth Portfolio . . . . . . . . .   478,061                25.992229     12,425,871           5%

         Fidelity VIP - High Income Portfolio. . . . . . .   297,846                12.547483      3,737,218          (5)%

         Fidelity VIP - Overseas Portfolio . . . . . . . .   118,731                18.168170      2,157,125          (5)%

         Fidelity VIP-II - Asset Manager Portfolio . . . .    96,392                16.879963      1,627,093          (1)%

         Fidelity VIP-II - Contrafund Portfolio. . . . . .   327,799                22.259280      7,296,570          (1)%

         Janus Aspen Series -
            Capital Appreciation Portfolio . . . . . . . .    23,552                 9.321768        219,546          (7)%(a)

         Janus Aspen Series -
            Global Technology Portfolio. . . . . . . . . .    21,370                10.102880        215,899           1%(a)

         Janus Aspen Series -
            International Growth Portfolio . . . . . . . .    13,731                 9.744920        133,807          (3)%(a)

         Morgan Stanley -
            Emerging Markets Debt Portfolio. . . . . . . .    24,985                 9.741623        243,394           7%

         Nationwide SAT -
            Capital Appreciation Fund. . . . . . . . . . .   211,056                21.321758      4,500,085           1%

         Nationwide SAT -
            Government Bond Fund . . . . . . . . . . . . .   119,026                12.957514      1,542,281           4%

         Nationwide SAT - Mid Cap Index Fund . . . . . . .       795                 9.878967          7,854          (1)%(a)

         Nationwide SAT - Money Market Fund. . . . . . . .   700,085                12.350501      8,646,400           3%

         Nationwide SAT -
            Multi Sector Bond Fund . . . . . . . . . . . .     7,461                10.178281         75,940           2%

         Nationwide SAT -
            Small Cap Growth Fund. . . . . . . . . . . . .     3,672                10.186918         37,406           2%(a)

         Nationwide SAT - Small Cap Value Fund . . . . . .    91,907                12.209617      1,122,149          11%

         Nationwide SAT - Small Company Fund . . . . . . .   242,770                19.335974      4,694,194           8%

         Nationwide SAT -
            Strategic Growth Fund. . . . . . . . . . . . .    11,711                10.117813        118,490           1%

         Nationwide SAT - Total Return Fund. . . . . . . .   385,864                19.333470      7,460,090           3%

         Neuberger & Berman AMT -
            Growth Portfolio . . . . . . . . . . . . . . .   172,782                25.276267      4,367,284          14%

         Neuberger & Berman AMT -
            Guardian Portfolio . . . . . . . . . . . . . .    26,365                11.164108        294,342           4%

         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio. . . . . . . .    58,782                12.075395        709,816           2%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                    PERIOD
                                                             UNITS             UNIT VALUE                          RETURN(b)
                                                           ---------            ---------                         ----------
         Neuberger & Berman AMT -
            Partners Portfolio. . . . . . . . . . . . . .    222,492                16.761738      3,729,353          (1)%

         Oppenheimer
            Aggressive Growth Fund/VA . . . . . . . . . .     14,777                10.684355        157,883           7%(a)

         Oppenheimer Bond Fund/VA . . . . . . . . . . . .    114,550                12.470236      1,428,466           2%

         Oppenheimer
            Global Securities Fund/VA . . . . . . . . . .    115,342                26.551339      3,062,485          11%

         Oppenheimer Growth Fund/VA . . . . . . . . . . .    104,751                20.164467      2,112,248           9%

         Oppenheimer
            Main Street Growth & Income/VA. . . . . . . .      6,639                 9.944637         66,022          (1)%(a)

         Oppenheimer
            Multiple Strategies Fund/VA . . . . . . . . .     81,287                16.311041      1,325,876           7%

         Strong VIF - Strong Discovery Fund II. . . . . .     21,902                13.872055        303,826          12%

         Strong VIF -
            Strong International Stock Fund II. . . . . .     61,659                13.653266        841,847         (12)%

         Strong VIF -
            Strong Opportunity Fund II, Inc.. . . . . . .     98,876                21.534013      2,129,197           4%

         Van Eck WIT - Worldwide Bond Fund. . . . . . . .     15,835                11.169513        176,869           0%

         Van Eck WIT -
            Worldwide Emerging Markets Fund . . . . . . .     93,401                10.296557        961,709         (12)%

         Van Eck WIT -
            Worldwide Hard Assets Fund. . . . . . . . . .     35,691                 8.583053        306,338           4%

         Van Kampen LIT - Morgan Stanley

            Real Estate Securities Fund . . . . . . . . .     49,904                16.209760        808,932          14%

         Warburg Pincus Trust -
            International Equity Portfolio. . . . . . . .    119,654                14.323822      1,713,903          (9)%

         Warburg Pincus Trust -
            Global Post-Venture Capital Portfolio . . . .     19,146                21.065694        403,324           5%

         Warburg Pincus Trust -
            Small Company Growth Portfolio. . . . . . . .    190,573                19.117425      3,643,265           2%
                                                           =========                =========  ==============
                                                                                               $1,170,595,750
                                                                                               ==============


(a)  These returns were computed for the period 05/01/00 through 06/30/00.

(b) The period return does not include contract charges satisfied by surrendering units.



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